Oppenheimer Portfolio Series
      Conservative Investor Fund
      Moderate Investor Fund
      Equity Investor Fund
      Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated May 30, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. This document contains additional information about the Funds and supplements information in the
Prospectus dated May 30, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services,
at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks...
    The Funds' Investment Policies......................................
    The Underlying Funds' Investment Policies...........................
      Equity Securities.................................................
      Debt Securities...................................................
      Derivative Securities.............................................
      Other Investments and Investment and Strategies...................
    Investment Restrictions.............................................
Disclosure of Portfolio Holdings........................................
How the Funds are Managed...............................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Funds..................................
    The Manager.........................................................
Brokerage Policies of the Funds.........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Funds................................................
About Your Account
How to Buy Shares.......................................................
How to Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Funds..................................

Financial Information About the Funds
Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

ABOUT  THE  FUNDS

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies, and the main risks of the Funds are described in the Prospectus. Each Fund is a special type of fund known as a
"fund of funds" that invests primarily in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying Funds." This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities the Funds' and Underlying Funds' investment manager, OppenheimerFunds, Inc.
(the "Manager"), can select for the Funds or the Underlying Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

The Funds' Investment Policies.  Each Fund normally invests in a portfolio of Class Y shares of the Oppenheimer Underlying Funds. The Funds may invest in Class A shares of an
Underlying Fund if Class Y shares are not available. The composition of those investments, and the factors considered in allocating the Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual issuers directly, as described below. The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the
Underlying Funds. However a Fund may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment.

The Underlying Funds' Investment Policies.  The Funds' Prospectus includes the investment objective and a brief description of each of the Underlying Funds. The Underlying Funds are currently: Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), Oppenheimer
Champion Income Fund ("Champion Income Fund"), Oppenheimer Commodity Strategy Total Return
Fund ("Commodity Strategy Total Return Fund"), Oppenheimer Core Bond Fund ("Core Bond
Fund"), Oppenheimer Developing Markets Fund ("Developing Markets Fund"), Oppenheimer
Discovery Fund ("Discovery Fund"), Oppenheimer Global Fund ("Global Fund"), Oppenheimer
Global Opportunities Fund ("Global Opportunities Fund"), Oppenheimer Gold & Special
Minerals Fund ("Gold & Special Minerals Fund"), Oppenheimer Growth Fund ("Growth Fund"),
Oppenheimer International Bond Fund ("International Bond Fund"), Oppenheimer International
Growth Fund ("International Growth Fund"), Oppenheimer International Small Company Fund,
Inc. ("International Small Company Fund"),  Oppenheimer Limited-Term Government Fund
("Limited-Term Government Fund"), Oppenheimer Main Street Fund(R)("Main Street Fund"),
Oppenheimer Main Street Opportunity Fund(R)("Main Street Opportunity Fund"), Oppenheimer
Main Street Small Cap Fund(R)("Main Street Small Cap Fund"), Oppenheimer MidCap Fund
("MidCap Fund"), Oppenheimer Money Market Fund, Inc. ("Money Market Fund"), Oppenheimer
Quest International Fund, Inc. ("Quest International Fund"), Oppenheimer Real Estate Fund
("Real Estate Fund"), Oppenheimer Small- & Mid- Cap Fund ("Small- & Mid- Cap Fund"),
Oppenheimer Strategic Income Fund ("Strategic Income Fund"), Oppenheimer U.S. Government
Trust ("U.S. Government Trust") and Oppenheimer Value Fund ("Value Fund").

Set forth below is supplemental information about the types of securities the Underlying
Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives. The charts below indicates some of the types of securities and strategies that each of the Underlying Funds may use. The choice of Underlying Funds, the objectives and investment policies of the Underlying Funds and the Funds' allocations to the
Underlying Funds may change without notice to or approval of the Funds' shareholders.

-----------------------------------------------------------------------------------------------------------------
                                                               Commodity
                                   Capital                     Strategy
                                 Appreciation    Champion    Total Return   Core Bond   Developing   Discovery
                                     Fund       Income Fund      Fund         Fund     Markets Fund     Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Common Stock                          X              X             -            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Preferred Stock                       X              X             -            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Convertible Securities                X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Rights                                X              X             -            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Warrants                              X              X             -            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Companies                      X              -             -            -           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Value Companies                       -              -             -            -           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Companies                     X              -             -            -           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small-Cap Companies                   X              -             -            -           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                    X              -             -            -           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Cyclical Opportunities                X              -             -            -           -            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts         -              -             -            -           -            -
(REITs)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foreign Equity Securities             X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Developing Markets                  -              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Privatization Programs              -              -             -            -           X            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investment Company Securities         X              X             X            X           -            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Floating Rate Securities              -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Variable Rate Securities              -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lower Grade Debt Securities           -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Bank Obligations and Related          -              -             X            X           -            -
Securities
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Loan Participation Interests          -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Master Demand Notes                   -              -             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foreign Debt Obligations              X              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities            X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations           X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Government Agency Obligations       X              X             X            X           X            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mortgage Related Securities           -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage             -              X             X            X           -            -
  Obligations (CMOs)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Forward Rolls                       -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Stripped Mortgage Related           -              X             X            X           -            -
  Securities
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Mortgage Related Government         -              X             X            X           -            -
  Obligations
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Commercial Mortgage Related         -              X             X            X           -            -
  Obligations
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Asset Backed Securities               -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Money Market Instruments              X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Commercial Paper                      -              -             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Derivatives
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Futures                               X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Options                               X              X             -            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Write Covered Calls                 X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Write Put Options                   X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Purchase Puts and Calls             X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
  Foreign Currency Options            X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Forward Contracts                     X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Interest Rate Swaps                   -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return Swaps                    -              -             -            -           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Swaptions                             -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Credit Derivatives                    -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Structured Notes                      -              X             X            X           -            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Other Investments and
Strategies
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreements                 X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements         -              -             X            -           -            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
When Issued Securities                -              X             X            X           X            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Delayed Delivery Securities           -              X             X            X           X            -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Securities Lending                    X              X             X            X           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Borrowing for Leverage                -              -             -            -           X            X
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Illiquid and Restricted               X              X             X            X           X            X
Securities
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                              Global Fund       Global          Gold &     Growth Fund  International  International
                                             Opportunities     Special
                                                 Fund       Minerals Fund                 Bond Fund     Growth Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Common Stock                     X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Preferred Stock                  X               X              X             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Convertible Securities           X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Rights                           X               X              X             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Warrants                         X               X              X             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Growth Companies                 X               X              X             X             -              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Value Companies                  -               -              -             -             -              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Companies                X               -              -             X             -              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Companies              X               -              -             X             -              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Unseasoned Issuers               X               X              X             X             -              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Cyclical Opportunities           X               -              -             X             -              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Real Estate Investment           X               X              -             -             -              -
  Trusts (REITs)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Foreign Equity Securities        X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Developing Markets              X               X              X             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Privatization Programs          -               -              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Investment Company               -               X              X             X             X              -
  Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Floating Rate Securities         -               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Variable Rate Securities         -               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Zero Coupon Securities           X               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Lower Grade Debt                 X               X              -             -             X              X
  Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Bank Obligations and             -               -              -             -             X              X
  Related Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Loan Participation               -               -              -             -             -              -
  Interests
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Master Demand Notes              -               -              -             -             -              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Foreign Debt Obligations         -               X              -             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities       X               X              -             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Obligations       X               X              -             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Government Agency               X               -              -             X             -              X
   Obligations
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Mortgage Related                 X               X              -             -             X              -
  Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage         -               X              -             -             X              -
   Obligations (CMOs)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Forward Rolls                   X               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Stripped Mortgage               -               X              -             -             X              -
   Related Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Mortgage Related                -               -              -             -             -              -
   Government Obligations
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Commercial Mortgage             -               X              -             -             X              -
   Related Obligations
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Asset Backed Securities          -               X              -             -             -              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Money Market Instruments         X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Commercial Paper                 X               X              X             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Derivatives
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Futures                          X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Options                          X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Write Covered Calls             X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Write Put Options               X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Purchase Puts and Calls         X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   Foreign Currency Options        X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Forward Contracts                X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Interest Rate Swaps              X               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Total Return Swaps               -               -              -             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Swaptions                        X               X              -             -             -              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Credit Derivatives               -               -              -             -             -              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Structured Notes                 -               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other Investments and
Strategies
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Repurchase Agreements            X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase               X               X              -             -             -              X
  Agreements
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  When Issued Securities           -               X              -             -             X              -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Delayed Delivery                 -               X              -             -             X              -
  Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Securities Lending               X               X              X             X             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Borrowing for Leverage           X               X              X             -             X              X
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  Illiquid and Restricted          X               X              X             X             X              X
  Securities
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                            International  Limited- Term  Main       Main Street Main Street MidCap Fund    Money
                            Small Company    Government   Street     Opportunity  Small Cap                Market
                                 Fund           Fund        Fund        Fund         Fund                Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Common Stock                    X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Preferred Stock                 X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Convertible Securities          X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Rights                          X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Warrants                        X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Growth Companies                X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Value Companies                 -              -            X          X            X           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Companies               -              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Companies             -              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Unseasoned Issuers              X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Cyclical Opportunities          -              -            -          -            -           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Real Estate Investment          -              -            -          -            -           -           -
  Trusts (REITs)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Foreign Equity Securities       X              -            X          X                        X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Developing Markets             X              -            -          -            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Privatization Programs         -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Investment Company              X              X            X          X            X           X           -
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Floating Rate Securities        -              X            -          -            -           -           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Variable Rate Securities        -              X            -          -            -           -           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Zero Coupon Securities          -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Lower Grade Debt                -              -            X          -            -           X           -
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Bank Obligations and            -              X            -          -            X           -           X
  Related Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Loan Participation              -              -            -          -            -           -           X
  Interests
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Master Demand Notes             -              -            -          -            -           -           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Foreign Debt Obligations        -              -            X          X            -           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  U.S. Government                 -              X            X          X            X           X           X
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   U.S. Treasury                  -              X            X          X            X           X           -
   Obligations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Government Agency              -              X            X          X            X           X           -
   Obligations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Mortgage Related Securities       -              X            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage         -              X            -          -            -           -           -
  Obligations (CMOs)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Forward Rolls                   -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Stripped Mortgage               -              -            -          -            -           -           -
  Related Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Mortgage Related                -              X            -          -            -           -           -
  Government Obligations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Commercial Mortgage             -              -            -          -            -           -           -
  Related Obligations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Asset Backed Securities         -              X            -          -            -           -           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Money Market Instruments        X              X            X          X            X           X           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Commercial Paper                X              X            X          X            X           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Derivatives                                                                                                   -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Futures                         X              X            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Options                         X              X            X          X            X           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Write Covered Calls            X              X            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Write Put Options              X              X            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Purchase Puts and Calls        X              X            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
   Foreign Currency Options       X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Forward Contracts               X              -            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Interest Rate Swaps             -              X            X          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Total Return Swaps              -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Swaptions                       -              -            X          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Credit Derivatives              -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Structured Notes                -              -            -          -            -           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Other Investments and
Strategies
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Repurchase Agreements           X              X            X          X            X           X           X
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase              -              X            -          -            X           -           -
  Agreements
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  When Issued Securities          -              X            X          -            X           -           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Delayed Delivery                -              X            -          -            X           -           -
  Securities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Securities Lending              X              X            X          X            X           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Borrowing for Leverage          X              -            -          -            -           X           -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Illiquid and Restricted         X              X            X          X            X           X           X
  Securities
---------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------
                                  Quest        Real Estate  Small- & Mid-   Strategic        U.S.      Value Fund
                              International                                               Government
                                Value Fund        Fund      Cap Value Fund Income Fund       Trust
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Equity Securities
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Common Stock                       X              -              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Preferred Stock                    X              -              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Convertible Securities             X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Rights                             X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Warrants                           X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Growth Companies                   -              -              -             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Value Companies                    X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Mid-Cap Companies                  X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Small-Cap Companies                X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers                 X              -              X             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Cyclical Opportunities             X              -              -             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Real Estate Investment             -              X              -             -             -            -
 Trusts (REITs)
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Foreign Equity Securities          X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Developing Markets               X              -              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Privatization Programs           -              -              -             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Investment Company Securities      X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Fixed Income Securities
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Floating Rate Securities           -              X              -             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Variable Rate Securities           -              -              -             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Zero Coupon Securities             -              -              -             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Lower Grade Debt Securities        X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Bank Obligations and               X              -              X             X             -            X
 Related Securities
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Loan Participation Interests       -              -              X             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Master Demand Notes                X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Foreign Debt Obligations           X              -              X             -             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities         X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Obligations        X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Government Agency                X              X              X             -             X            X
   Obligations
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Mortgage Related Securities        -              -              -             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage          X              -              -             X             X            X
   Obligations (CMOs)
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Forward Rolls                    -              -              -             X             X            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Stripped Mortgage Related        -              -              -             X             X            X
   Securities
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Mortgage Related                 X              -              -             -             X            X
   Government Obligations
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Commercial Mortgage              -              -              -             -             X            -
   Related Obligations
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Asset Backed Securities            -              -              -             X             X            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Money Market Instruments           X              X              X             -             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Commercial Paper                   X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Derivatives
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Futures                            X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Options                            X              X              -             X             -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Write Covered Calls              X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Write Put Options                X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Purchase Puts and Calls          X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
   Foreign Currency Options         X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Forward Contracts                  X              X              X             X             -            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Interest Rate Swaps                -              X              -             X             X            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Total Return Swaps                 -              -              -             X             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Swaptions                          -              -              -             X             X            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Credit Derivatives                 -              -              -             -             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Structured Notes                   -              -              -             X             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Other Investments and
 Strategies
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements              X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase                 -              -              X             -             X            X
 Agreements
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 When Issued Securities             X              -              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Delayed Delivery Securities        X              -              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Securities Lending                 X              X              X             X             X            X
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Borrowing for Leverage             -              -              -             X             -            -
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Illiquid and Restricted            X              X              X             X             -            X
 Securities
 ------------------------------------------------------------------------------------------------------------------

      The Funds and the Underlying Funds are not required to use all of these investment techniques and strategies in seeking their objectives. They may use some of the investment techniques and strategies only at certain times or not at all.

For more complete information about each Underlying Fund's investment policies and strategies, please refer to each Underlying Fund's prospectus. You may obtain a copy of an
Underlying Fund's prospectus by calling 1.800.225.5677, or by downloading it from the
OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

Equity Securities

Some of the Underlying Funds focus their investments in equity securities of U.S. and/or foreign companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. Certain of the Underlying Funds emphasis equity investments in one or more capitalization ranges. Certain of the Underlying Funds pursue a "growth" investing strategy, while others pursue a "value" investing policy.

      |X|   Preferred Stock.  Some of the Underlying Funds may invest in preferred stock.
Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |X|   Convertible Securities.  Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its
"conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities.
Convertible debt securities are subject to the credit risks and interest rate risks described below in "Main Risks of Debt Securities."

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager may examine the following factors:

         (1)whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
         (2)whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
         (3)the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Rights and Warrants. Some of the Underlying Funds may invest in warrants or rights. For specific limitations on the Underlying Funds' investments in rights and warrants, refer to the Statement of Additional Information for each Underlying Fund.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|   Growth Companies. Some of the Underlying Funds invest in growth companies.
Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value.
They may be established companies as well as newer companies in the development stage.

      Growth companies may have a variety of characteristics that, in the Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

      |X|   Value Investing. In selecting equity investments, the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

o     Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |X|   Small- and Mid-Cap Issuers.  Securities of small- and mid- capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers. Therefore, to the degree that an Underlying Fund has investments in small- or mid-capitalization companies at times of market volatility, its share prices may fluctuate more than a fund that invests in the securities of large-capitalization companies. The market capitalization ranges used by the Underlying Funds will vary from fund to fund. For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the Prospectus and Statement of Information for each Underlying Fund.

      |X|   Investing in Small, Unseasoned Companies.  Some of the Underlying Funds can
invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect an Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them.
Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case, an Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying Fund's investments in small, unseasoned companies, refer to the Statement of
Additional Information for each Underlying Fund.

      |X|   Cyclical Opportunities.  Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of those Underlying Funds believes they have growth potential.
For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X|   Real Estate Investment Trusts (REITs). Some of the Underlying Funds can invest in real estate investment trusts, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|   Investing in Foreign Securities.  Some of the Underlying Funds may invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the International Bank for Reconstruction and Development
("World Bank"). They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." For specific information on the type of securities that an Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the prospectuses and statements of additional information for the Underlying Funds.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Funds'
investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The
Underlying Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     possible unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by
U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

      |X|   Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Underlying Funds may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code of 1986, as amended ("Internal Revenue Code")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that an Underlying Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments.
      PFICs are considered foreign securities for the purposes of the Underlying Funds'
      minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the "Investment
      Company Act"), the Underlying Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment Companies."

      |X|        Special Risks of Emerging and Developing Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
      Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Underlying Funds' Manager will consider these factors when evaluating securities in these markets. For specific limitations on the Underlying
      Funds' investments in emerging and developing markets, refer to the Statement of
      Additional Information for each Underlying Fund.

         o  Settlement of Transactions. Settlement procedures in developing markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which a portion of an Underlying Fund's assets is uninvested and no return is earned on those assets. The inability of an Underlying Fund to make intended purchases of securities due to settlement problems could cause an Underlying Fund to miss investment opportunities. An Underlying Fund could suffer losses from the inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying Fund's portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

         o  Price Volatility. Securities prices in developing markets may be significantly more volatile than is the case in more developed nations of the world. In particular, countries with emerging markets may have relatively unstable governments. That presents the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets.
            These countries may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

         o  Less Developed Securities Markets. Developing market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume.
            Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

         o  Government Restrictions. In certain developing countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as an Underlying
            Fund. Also, a government might impose temporary restrictions on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, an
            Underlying Fund could be adversely affected. Additionally, an Underlying Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

         o  Privatization Programs. The governments in some developing countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, and the Manager may invest Underlying Funds assets in privatization programs in what it considers to be appropriate circumstances. In certain developing countries, the ability of foreign entities such as an Underlying Fund to participate in privatization programs may be limited by local law. Additionally, the terms on which an Underlying Fund might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.

      |X|   Investments in Equity Securities and Metal Investments.  Gold & Special
Minerals Fund focuses its investments in equity securities of U.S. and foreign-domiciled companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Gold & Special Minerals Fund's investments primarily include stocks of companies that are involved in mining or processing gold or other metals or minerals. These securities are described as "Mining Securities."

      Gold & Special Minerals Fund may also invest in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as "Metal Investments." Under normal market conditions, Gold &
Special Minerals Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Mining Securities and Metal Investments. However, Gold & Special
Minerals Fund will invest no more than 10% of its total net assets in Metal Investments.

      Current income is not a criterion used to select portfolio securities for Gold and
Special Minerals. However, certain debt securities can be selected for Gold & Special
Minerals Fund's portfolio for defensive purposes (including debt securities that the
Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      o  Special Risks of Concentrating Investments in Mining Securities and Metal
Investments.  Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of
Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3)
unpredictable international monetary policies, economic and political conditions; (4)
possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for Gold & Special Minerals
Fund in making Metal Investments, if it fails to qualify as a "regulated investment company" under the Internal Revenue Code.

      Because Gold & Special Minerals Fund concentrates its investments in Mining
Securities and Metal Investments, an adverse change with respect to any of these risk factors could have a significant negative effect on Gold & Special Minerals Fund's net asset value per share. These risks are discussed in greater detail below.

      o  Risk of Price Fluctuations. The prices of precious and strategic metals are affected by various factors such as economic conditions, political events, governmental monetary and regulatory policies and market events. The prices of Mining Securities and
Metal Investments held by Gold & Special Minerals Fund may fluctuate sharply, which will affect the value of Gold & Special Minerals Fund's shares.

      o   Concentration of Source of Gold Supply and Control of Gold Sales. Currently, the
five largest producers of gold are the Republic of South Africa, Australia, the
Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of
Mines. The Reserve Bank of South Africa, as the sole authorized sales agent for South
African gold, has an influence on the price and timing of sales of South African gold.
Political and social conditions in South Africa are still somewhat unsettled and may pose certain risks to Gold & Special Minerals Fund (in addition to the risks described below under the caption "Foreign Securities"), because Gold & Special Minerals Fund may hold a portion of its assets in securities of South African issuers.

      o   Unpredictable International Monetary Policies, Economic and Political Conditions.
There is the possibility that unusual international monetary or political conditions may make Gold & Special Minerals Fund's portfolio assets less liquid, or that the value of Gold
& Special Minerals Fund's assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments deficits and surpluses between nations. Because the prices of precious or strategic metals may be affected by unpredictable international monetary policies and economic conditions, there may be greater likelihood of a more dramatic fluctuation of the market prices of Gold & Special Minerals Fund's investments than of other investments.

      o  Commodities Regulations. The trading of Metal Investments in the United States could become subject to the rules that govern the trading of agricultural and certain other commodities and commodity futures. In the opinion of Gold & Special Minerals Fund's counsel, at present Gold & Special Minerals Fund's permitted Metal Investments are either not subject to regulation by the Commodities Futures Trading Commission ("CFTC") or an
exemption from regulation is available. The absence of CFTC regulation may adversely affect the continued development of an orderly market in Metal Investments trading in the United
States. The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal Investments in the United
States.

      o  Effect on Gold & Special Minerals Fund's Tax Status. By making Metal Investments,
Gold & Special Minerals Fund risks failing to qualify as a regulated investment company under the Internal Revenue Code. If Gold & Special Minerals Fund should fail to qualify, it would lose the beneficial tax treatment accorded to qualifying investment companies under
Subchapter M of the Code. Failure to qualify would occur if in any fiscal year Gold &
Special Minerals Fund either (a) derived 10% or more of its gross income (as defined in the
Internal Revenue Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments and other non-qualifying income, or (b) held more than
50% of its net assets in the form of Metal Investments or in securities not meeting certain tests under the Internal Revenue Code (see "Dividends, Capital Gains and Taxes").
Accordingly, Gold & Special Minerals Fund will endeavor to manage its portfolio within the limitations described above, and Gold & Special Minerals Fund has adopted an investment restriction limiting the amount of its total assets that can be invested in Metal
Investments. There can be no assurance that Gold & Special Minerals Fund will qualify in every fiscal year. Furthermore, to comply with the limitations described above, Gold &
Special Minerals Fund may be required to make investment decisions the Manager would otherwise not make, foregoing the opportunity to realize gains, if necessary, to permit
Gold & Special Minerals Fund to qualify. See "Investment Restrictions" in the Gold &
Special Minerals SAI.

|X|   Investment in Other Investment Companies. Some of the Underlying Funds can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the
Investment Company Act that apply to those types of investments. For example, an Underlying
Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section
12(d)(1) of the Investment Company Act.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The Underlying Funds do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, an Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. For specific limitations on the Underlying Fund's investments in securities of other investment companies, refer to the Statement of Additional Information for each Underlying Fund. The
Underlying Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Debt Securities

      Some of the Underlying Funds invest in debt securities with differing credit and maturity characteristics, and with fixed or floating interest rates, to seek their objectives. Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which the Underlying Funds may invest are described below. For specific limitations on an Underlying Fund's investments in debt securities, refer to the Statement of Additional Information for that fund.

      |X|   Floating Rate and Variable Rate Obligations. Some of the securities that some of the Underlying Funds and some of the funds in the tactical allocation component of the
Active Allocation Fund can purchase have variable or floating interest rates The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals.

      Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      Floating rate and variable rate obligations that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals, generally not exceeding one year and upon no more than 30 days' notice. Variable rate obligations may have a demand feature that allows an Underlying Fund to tender the obligation to the issuer or a third party at certain times. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate notes may also have a feature that allows the holder to receive payment prior to maturity. The issuer of a "demand" obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued interest after a given period. The issuer usually must provide a specified number of days' notice to the holder.

      The floating rate and variable rate obligations in which an Underlying Fund may invest generally must meet the credit quality requirements of that fund. The Manager may determine that an unrated floating rate or variable rate obligation meets an Underlying
Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      |X|   Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. An Underlying Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      An Underlying Fund's investment in zero-coupon securities may cause it to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the
Underlying Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the
Underlying Fund's shares.

      Commodity Strategy Total Return Fund may also invest in zero-coupon securities issued by private-issuers such as domestic or foreign corporations. These securities have the same interest rate risks as described above for zero-coupon U.S. Treasury securities. An additional risk of private-issuer zero-coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

      |X|   Investment-Grade Debt Securities.  Some of the Underlying Funds may invest in investment-grade debt obligations rated in the four highest investment categories by
Standard & Poor's Corporation, Moody's Investors Service, Inc., or by another nationally recognized statistical rating organization ("NRSRO"). If they are unrated, they will be assigned a rating to be considered of similar quality to obligations that are rated investment grade.

      |X|   Lower-Grade Debt Securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's
Investors Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's Rating Service
("S&P") or Fitch, Inc. ("Fitch"), or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying
Fund's portfolio of lower-grade securities. Some of the Underlying Funds can invest in securities rated as low as "C" or "D" or which may be in default at the time of purchase. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of Additional Information.

      Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on Underlying Funds' investments in lower-grade debt securities, refer to the Statement of Additional Information for each
Underlying Fund.

      |X|   Bank Obligations and Securities That Are Secured By Them. Some of the
Underlying Funds can invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those Underlying Funds may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Underlying Funds in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      |X|   Loan Participation Interests. Some of the Underlying Funds can invest in participation interests, subject to the Underlying Funds' limitations on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to an Underlying Fund other than to pay the Underlying Fund the proportionate amount of the principal and interest payments it receives. For specific limitations on the
Underlying Funds' investments in participation interests, refer to the Statement of
Additional Information for each Underlying Fund.

      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of an Underlying Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|   Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Underlying Funds at varying rates of interest under direct arrangements between an Underlying Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. An Underlying Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, an
Underlying Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. For specific limitations on an Underlying Fund's investments in these notes, refer to the Underlying Fund's Statement of Additional
Information.

      The Underlying Funds may have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the limitation on investments by an Underlying Fund in illiquid securities, described in the Underlying Fund's Prospectus.

      |X|   Foreign Debt Obligations. Some of the Underlying Funds can invest in obligations issued by foreign governments and private foreign issuers.

      Foreign Sovereign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

      Some of the Underlying Funds also can buy securities issued by certain
      "supra-national" entities, which include entities designated or supported by various governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the World Bank, the Asian
      Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      Brady Bonds. Some of the Underlying Funds can invest in U.S. dollar-denominated
      "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
      Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds.
      The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the
      Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

      |X|   U.S. Government Securities. Some of the Underlying Funds may invest in U.S.
government securities. These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as
"instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Underlying Funds can invest may or may not be guaranteed or supported by the
"full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the
United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.

        U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Underlying Funds can buy include U.S.
      Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon
      U.S. Treasury securities described below, and Treasury Inflation-Protection
      Securities ("TIPS").

        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.
      These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage
      Corporation obligations.

      |X|   Mortgage-Related Securities. Some of the Underlying Funds can invest in mortgage-related securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some of the Underlying Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations or CMOs, are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

o     pass-through certificates issued or guaranteed by Government National Mortgage
               Association (GNMA), Federal National Mortgage Association (FNMA), or Federal
               Home Loan Mortgage Corporation (FHLMC),
o     unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs,
o     unsecuritized conventional mortgages,
o     other mortgage-related securities, or
o     any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated
      maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      Forward Rolls. Some of the Underlying Funds can enter into "forward roll"
      transactions with respect to mortgage-related securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages
      (with different prepayment histories) than the securities that have been sold.
      Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying Fund in excess of the yield on the securities that have been sold.

      An Underlying Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase,
      Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities an Underlying Fund sells might decline below the price at which the
      Underlying Funds are obligated to repurchase securities.

      "Stripped" Mortgage Related Securities. Some of the Underlying Funds may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an
      "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O."
      Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments
      (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Underlying Funds might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the
      P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

      Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S.
      government securities have collateral to secure payment of interest and principal.
      They may be issued in different series with different interest rates and maturities.
      The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S.
      government agency. For specific limitations on the Underlying Funds' investments in mortgage-related U.S. government securities, refer to the Statement of Additional
      Information for each Underlying Fund.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, an
      Underlying Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that Underlying Funds' yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

         GNMA Certificates ("Ginnie Mae"). The GNMA is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and
         Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or
         guaranteed by the Veterans Administration.

         The Ginnie Maes in which some of the Underlying Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the
         Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes purchased by the Underlying Funds are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and
         GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney
         General of the United States, dated December 9, 1969, states that such guaranties
         "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying
         FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes (such as the Underlying Funds) have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Underlying Funds with respect to the mortgages underlying the Ginnie Maes held by the Underlying Funds. All of the mortgages in the pools relating to the Ginnie Maes in the Underlying Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain
         Ginnie Maes have a stated maturity of up to thirty years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

         FNMA Certificates ("Fannie Mae"). FNMA, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. FNMA guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of FNMA under its guarantees are obligations solely of FNMA and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than FNMA.

         FHLMC Certificates. FHLMC, a corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share of:

o     interest payments less servicing and guarantee fees,
o     principal prepayments, and
o     the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the
               FHLMC Certificate, in each case whether or not such amounts are actually received.

         The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

        Commercial (Privately-Issued) Mortgage Related Securities. Some of the Underlying
      Funds can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

      |X|   Asset-Backed Securities. Some of the Underlying Funds may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.
They are similar to mortgage-related securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, an
Underlying Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, an
Underlying Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

      |X|   Money Market and Other Short-Term Debt Obligations.  Some of the Underlying
Funds can invest in a variety of high quality money market instruments and other short-term debt obligations, under both normal market conditions and for defensive purposes. Money market securities are high-quality, short-term debt instruments that are issued by the U.S.
government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the types of money market securities and short-term debt obligations the Underlying Funds can invest in.

      Bank Obligations. Some of the Underlying Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

o     obligations issued or guaranteed by a domestic bank or foreign bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,
o     banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion.

      Some of the Underlying Funds can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to an Underlying Fund's limits on illiquid investments. "Banks" include commercial banks, savings banks and savings and loan associations.

        Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Underlying
      Funds' manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      Some of the Underlying Funds can buy commercial paper that is not in the top three rating categories (including U.S. dollar-denominated securities of foreign branches of U.S.
banks) if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

      |X|   Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under
Rule 2a-7 of the Investment Company Act, Money Market Fund uses the amortized cost method to value its portfolio securities to determine Money Market Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule,
Money Market Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in its Prospectus and SAI do not apply to banks in which
Money Market Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating
Organizations" in Money Market Fund's SAI. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that
Rating Organization. An unrated security that is judged by the Manager, subject to review by Money Market Fund's Board of Directors, to be of comparable quality to Eligible
Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits Money Market Fund to purchase any number of "First Tier
Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one
Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be
First Tier Securities.

      Under Rule 2a-7, Money Market Fund may invest only up to 5% of its total assets in
"Second Tier Securities." Those are Eligible Securities that are not "First Tier
Securities." In addition, Money Market Fund may not invest more than:

   o 5% of its total assets in the securities of any one issuer (other than the U.S.
      government, its agencies or instrumentalities) or
   o  1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, Money Market Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the
Manager's compliance with Money Market Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, Money Market Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

      If Money Market Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the SEC are Standard & Poor's (a division of the McGraw-Hill
Companies), Moody's Investors Service, Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited. Appendix A to its SAI contains descriptions of the rating categories of those
Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described therein.

      |X|   Time Deposits and Other Bank Obligations. The types of "banks" whose securities
Money Market Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation.
Money Market Fund may also buy securities of "foreign banks" that are:
         o  foreign branches of U.S. banks (which may be issuers of "Eurodollar" money market instruments),

         o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or

         o foreign branches of foreign banks.

      Money Market Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, Money Market Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than
7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

      Money Market Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured Bank Obligations. The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in its Prospectus, Money Market Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that
$100,000 will not be insured.

      |X|   Bank Loan Participation Agreements.  Money Market Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in its Prospectus as to investments in illiquid securities. If Money Market Fund invests in bank loan participation agreements, they are not expected to exceed 5% of Money Market Fund's total assets. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, Money Market Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, Money Market Fund may experience a reduction in income.

Main Risks of Debt Securities

      In general, debt securities are subject to two primary types of risk: credit risk and interest rate risk. The values of debt securities may be affected by changes in the market's perception of the likely direction of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a security. Their values may also be affected by changes in government regulations and tax policies.

      |X|   Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds that are rated at least "Baa" by `Moody's, or at least "BBB" by S&P Fitch, or have comparable ratings by another nationally-recognized rating organization.

      While securities rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, and Fitch are included in Appendix A to this Statement of
Additional Information.

      |X|   Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after an Underlying Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore an
Underlying Fund's net asset values will be affected by those fluctuations.

      |X|   Special Risks of Lower-Grade Debt Securities. Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income.
For specific limitations on Underlying Funds' investments in lower-grade debt securities, refer to the Statement of Additional Information for each Underlying Fund.

      Some of the special credit risks of lower-grade securities include the following:
There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      |X|   Mortgage Prepayment and Extension Risks.  In periods of declining interest rates, mortgages are more likely to be prepaid. As a result, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages.
Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Underlying Funds'
shares. If a mortgage-related security has been purchased at a premium, all or part of the premium an Underlying Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, an Underlying Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates.
If the prepayments on the Underlying Funds' mortgage-related securities were to decrease broadly, the Underlying Funds' effective duration and therefore its sensitivity to interest rates, would increase.

Derivative Securities

      Many Underlying Funds, and the tactical allocation component of the Active Allocation
Fund, can invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional
Information. Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act. For further information on the Underlying
Funds' investments in derivatives, refer to the Statement of Additional Information for each Underlying Fund.

      Among the derivative investments some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund can invest in are "index-linked" or
"currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments some of the Underlying Funds can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Underlying Funds' manager expected.

      |X|   Using Derivatives for Hedging. Many Underlying Funds can use derivative instruments for hedging, even if they do not use them in seeking their objectives, to attempt to protect against declines in the market value of the Underlying Funds'
portfolios, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, those Underlying Funds could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase certain Underlying Funds' income.

      The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the
Underlying Fund would normally seek to purchase the securities and then terminate the related hedging position. An Underlying Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

o     buy futures, or
o     buy calls on futures or on securities.

      The Underlying Funds are not obligated to use hedging instruments, even though they may be permitted to use them in the Manager's discretion, as described below. An Underlying
Fund's strategy of hedging with futures and options on futures may be incidental to its activities in the underlying cash market. The particular hedging instruments the Underlying
Funds can use are described below. The Underlying Funds may employ new derivative instruments and hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Funds' investment objectives and are permissible under applicable regulations governing the Underlying Funds.

      |X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the
Underlying Fund's return. The Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Underlying Fund might cause the
Underlying Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Underlying Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the Underlying
Fund to sell the related investments for reasons that would not exist in the absence of the put.

      An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments.
Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the
Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the
Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the
Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Underlying
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the
Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.
To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      An Underlying Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities
(long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an Underlying Fund does so the market might decline.
If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |X|   Futures Contracts. Some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund can buy and sell futures contracts that relate to
(1) broadly-based bond or other security indices (these are referred to as "financial futures"); (2) commodity contracts (these are referred to as "commodity futures"); (3) debt securities (these are referred to as "interest rate futures"); (4) foreign currencies
(these are referred to as "forward contracts"); (5) individual stock (these are referred to as "single stock futures"); (6) bond indices (these are referred to as "bond index futures"); and (7) broadly-based stock indices (these are referred to as "stock index futures"). For specific information on the permitted type of futures contract for an
Underlying Fund, refer to the Statement of Additional Information for each Underlying Fund.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take)
cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Certain Underlying Funds and the tactical allocation component of the Active
Allocation Fund may invest a portion of their assets in commodity futures contracts.
Commodity futures may be based upon commodities within five main commodity groups: (1)
energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. Those Underlying Funds and the tactical allocation component of the Active
Allocation Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is made or received by an Underlying Fund or the tactical allocation component of the Active Allocation Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying Fund or the tactical allocation component of the
Active Allocation Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with an Underlying Fund's or the tactical allocation component of the Active
Allocation Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an Underlying Fund's or the tactical allocation component of the Active Allocation Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, an Underlying Fund or the tactical allocation component of the Active Allocation Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Funds. Any loss or gain on the future is then realized by the Underlying Funds for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Leverage.  There is much greater leverage in futures trading than in stocks.  As a registered investment company, an Underlying Fund must pay in full for all securities it purchases.  In other words, the Underlying Fund is not allowed to purchase securities on margin.  However, the Underlying Fund may be allowed to purchase futures contracts on margin. The initial margin requirements are typically between 3% and 6% of the face value of the contract.  That means the
         Underlying Fund is only required to pay up front between 3% to 6% percent of the face value of the futures contract.  Therefore, the Underlying Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases.
         As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

         Commodity Futures Contracts.  Some of the Underlying Funds can invest a substantial portion of its assets in commodity futures contracts. Some of the special characteristics and risks of these investments are described below.

         Commodity futures contracts are an agreement between two parties. One party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Commodity futures contracts are traded on futures exchanges.  These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market.  Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session.  Additionally, the commodity futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time.  These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

         In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants.
         The clearinghouse acts as the counterparty to all exchange-traded futures contracts.  That is, the Underlying Fund's obligation is to the clearinghouse, and the Underlying Fund will look to the clearinghouse to satisfy the Underlying
         Fund's rights under the futures contract.

         When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract.  In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

o     Price Limits.  The commodity futures exchanges impose on each commodity futures contract a maximum permissible price movement for each trading session.  If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit.  If the Underlying Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

o     Price Volatility.  Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds.  To the extent that the Underlying Fund invests in commodity futures contracts, the assets of the
            Underlying Fund, and therefore the prices of its shares may be subject to greater volatility.

o     Marking-to-Market Futures Positions.  The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement.  This process of marking-to-market is designed to prevent losses from accumulating in any futures account.  Therefore, if the Underlying
            Fund's futures positions have declined in value, the Underlying Fund may be required to post additional margin to cover this decline.  Alternatively, if the Underlying Fund's futures positions have increased in value, this increase will be credited to the Underlying Fund's account.

        Special Risks of Commodity Futures Contracts.

o     Storage Costs.  As in the financial futures markets, there are hedgers and speculators in the commodity futures markets.  However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity.  For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices: (i) it can purchase the wheat today in the cash market and store the commodity at a cost until it needs the wheat for its manufacturing process, or (ii) it can buy commodity futures contracts.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity.

            These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield").
            To the extent that these storage costs change for an underlying commodity while the Underlying Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

o     Reinvestment Risk.  In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price.
            Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

            The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price.  This can have significant implications for the Underlying Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract.  If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Underlying Fund might reinvest at higher futures prices or choose other related commodity investments

o     Additional Economic Factors.  The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds.
            Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, hybrid instruments, commodity options and commodity swaps, than on traditional securities.  These additional variables may create additional investment risks which subject the Underlying
            Fund's investments to greater volatility than investments in traditional securities.

      |X|   Options. Some Underlying Funds can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in this Statement of Additional Information.

         Writing (Selling) Covered Call Options. Some Underlying Funds can write (that is, sell) covered calls. If an Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by identifying liquid assets to enable the Underlying Fund to satisfy its obligations if the call is exercised. For specific limitations on the
         Underlying Funds' investments in covered calls, refer to the Statement of
         Additional Information for each Underlying Fund.

         When an Underlying Fund writes a call on a security, it receives cash (a premium).
         The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

         When the Underlying Fund writes a call on an index, it receives cash (a premium).
         If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

         The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

         When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Underlying Fund may purchase a corresponding call in a "closing purchase transaction." The Underlying
         Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
         Underlying Fund wrote is more or less than the price of the call the Underlying
         Fund purchases to close out the transaction. The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes. When distributed by the Underlying Fund they are taxable as ordinary income. If the Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Underlying Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Underlying
         Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

         Writing Uncovered Call Options on Futures Contracts.  Some of the Underlying Funds
         may write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by segregating an equivalent dollar amount of liquid assets.  The Underlying Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Underlying Fund receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which may be permitted by the
         Underlying Fund's hedging policies.

         Writing Put Options.  Some Underlying Funds can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. For specific limitations on the Underlying Funds' investments in put options, refer to the Statement of Additional Information for each Underlying Fund.

         If an Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.
         However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put an Underlying Fund has written expires unexercised, the Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred.
         If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the
         Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
         Underlying Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.
         The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
         That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying
         Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
         Underlying Fund, are taxable as ordinary income.

         Purchasing Puts and Calls.  Some Underlying Funds can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment. Convertible securities funds may buy only those puts that relate to stocks including stocks underlying the convertible securities that the Underlying Fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities or futures an Underlying Fund owns enables the
         Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment.
         However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Some of the Underlying Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. They may do so to protect against the possibility that an Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When an Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The
         Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. For specific limitations on the Underlying Fund's investments in calls and puts, refer to the Statement of Additional Information for each
         Underlying Fund.

         An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

         When an Underlying Fund purchases a put or call on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         Buying and Selling Options on Foreign Currencies.  Some of the Underlying Funds
         can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. An Underlying
         Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

         If their manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If their manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The Underlying
         Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call an Underlying Fund writes on a foreign currency is "covered" if the
         Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy.
         In those circumstances, the Underlying Fund covers the option by maintaining and identifying cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

         Options on Swaps.  Some of the Underlying Funds may trade options on swap contracts or "swap options." Swap call options provide the holder of the option with the right to enter a swap contract having a specified (strike) swap formula, while swap put options provide the holder with the right to sell or terminate a swap contract.  Swap options are not exchange-traded and the Underlying Fund will bear the credit risk of the option seller.  Additionally, if the Underlying Fund exercises a swap call option with the option seller, the credit risk of the counterparty is extended to include the term of the swap agreement.

      |X|   Forward Contracts.  Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. An
Underlying Fund may use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that an Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund may also use "cross-hedging" where an Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      An Underlying Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the
Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S.
dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      An Underlying Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When an Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in that foreign currency. When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S.
dollar amount if the Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying
Fund are denominated. That is referred to as a "cross hedge."

      An Underlying Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, an Underlying Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying
Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the
Underlying Fund's manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying
Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring an Underlying Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the
Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the
Underlying Funds at one rate, while offering a lesser rate of exchange if the Underlying
Funds desire to resell that currency to the dealer.

      |X|   Interest Rate Swap Transactions.  Some of the Underlying Funds can enter into interest rate swap agreements. In an interest rate swap, an Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security.
For example, they might swap the right to receive floating rate payments for fixed rate payments. An Underlying Funds can enter into swaps only on securities that it owns. The
Underlying Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. For specific limitations on the Underlying Funds' investments in interest rate swap transactions, refer to the Statement of Additional Information for each Underlying Fund.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the
Underlying Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Underlying Funds' manager will monitor the creditworthiness of counterparties to the Underlying Funds' interest rate swap transactions on an ongoing basis.

      Some Underlying Funds can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between those Underlying Funds and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |X|   Swaps. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future.  A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date.  Some of the Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

o     Lack of Liquidity.  Although the swap market is well-developed for primary participants, there is only a limited secondary market.  Swaps are not traded or listed on an exchange and over-the-counter trading of existing swap contracts is limited.  Therefore, if the Underlying Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

o     Regulatory Risk.  Qualifying swap transactions are excluded from regulation under the
         Act and the regulations adopted thereunder. See Appendix E to this SAI.
         Additionally, swap contracts have not been determined to be securities under the rules promulgated by the SEC.  Consequently, swap contracts are not regulated by either the CFTC or the SEC, and swap participants may not be afforded the protections of the Commodity Exchange Act or the federal securities laws.

         To reduce this risk, an Underlying Fund will only enter into swap agreements with counterparties who use standard International Swap and Dealers Association, Inc.
         ("ISDA") contract documentation.  ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use
         ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

         ISDA documentation also includes a "master netting agreement" which provides that all swaps transacted between the Underlying Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement.  If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid.
         In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party.  Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap).  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |X|   Total Return Swap Transactions.  Some of the Underlying Funds may enter into total return swaps. For specific limitations on the Underlying Funds' investments in total return swaps, refer to the Statement of Additional Information for each Underlying Fund. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Underlying Funds may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Underlying Funds will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the
Underlying Funds will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the
Underlying Funds will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Underlying Funds may be required to pay a higher fee at each swap reset date.

         Price Risk.  Total return commodity swaps expose the Underlying Funds to the price risk of the underlying commodity, index, futures contract or economic variable.
         If the price of the underlying commodity or index increases in value during the term of the swap, the Underlying Fund will receive the price appreciation.
         However, if the price of the commodity or index declines in value during the term of the swap, the Underlying Fund will be required to pay to its counterparty the amount of the price depreciation. The amount of the price depreciation paid by the
         Underlying Fund to its counterparty would be in addition to the financing fee paid by the Underlying Fund to the same counterparty.

      |X|   Swaption Transactions.  Some of the Underlying Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Underlying Funds' statement of financial condition.

      |X|   Inverse Floaters. Some of the Underlying Funds may invest in variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income.
Inverse floaters are a type of derivative security.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

            Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. A Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a
"rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Fund when a
Fund has invested in inverse floaters that expose a Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of a Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, a Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      A Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by a Fund. Under certain circumstances, such an agreement would commit a Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying security (which is the basis of the inverse floater)
and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. A Fund would not be required to make such a reimbursement under standard terms of a more typical inverse floater not subject to such an agreement. Although entering into a "shortfall and forebearance" agreement would expose a
Fund to the risk that it may be required to make the reimbursement described above, a Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

      |X|   Investing in Special Situations.  Periodically, some of the Underlying Funds might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities.  The Underlying Funds' investment technique might not produce the expected gains or could incur a loss for the portfolio.

      |X|   Credit Derivatives.  Some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund may enter into credit default swaps, both directly
("unfunded swaps") and indirectly in the form of a swap embedded within a structured note
("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An
Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. An Underlying Fund and the tactical allocation component of the Active
Allocation Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      An Underlying Fund or the tactical allocation component of the Active Allocation Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Underlying Fund or the tactical allocation component of the Active Allocation Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Underlying Fund may own either:
(i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii)
sovereign debt of any country that its manager determines is closely correlated as an inexact bona fide hedge.

      If an Underlying Fund or the tactical allocation component of the Active Allocation
Fund takes a short position in the credit default swap, if there is a credit event
(including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund or the tactical allocation component of the Active Allocation Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.
An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Underlying Fund's or the tactical allocation component of the
Active Allocation Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If an Underlying Fund or the tactical allocation component of the Active Allocation
Fund takes a long position in the credit default swap note, if there is a credit event the
Underlying Fund or the tactical allocation component of the Active Allocation Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Underlying Fund or the tactical allocation component of the Active Allocation Fund is long or short the swap, respectively). For specific limitations on the Underlying Funds' investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

      |X|   Investments in Hybrid Instruments.  A primary vehicle for gaining exposure to the commodities markets is through hybrid instruments.  These are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both.  Therefore, these instruments are "commodity-linked." They are considered "hybrid" instruments because they have both commodity-like and security-like characteristics.  Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

o     Qualifying  Hybrid  Instruments.  Some of the  Underlying  Funds may  invest in hybrid instruments  that  qualify for  exclusion  from  regulation  under the  Commodity
           Exchange Act (the "Act") and the regulations adopted  thereunder.  See Appendix D to this SAI.

o     Principal Protection.  Hybrid instruments may be principal protected, partially protected, or offer no principal protection.  A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity.  Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.

           With a principal protected hybrid instrument, the Underlying Fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity.  This optionality can be added to a hybrid structure, but only for a cost higher than that of a partially protected (or no protection) hybrid instrument.  The Manager's decision on whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

           With full principal protection, the Underlying Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value.  Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

o     Hybrid Instruments Without Principal Protection.  Some of the Underlying Funds may
           also invest in hybrid instruments that offer no principal protection.  At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned.  Some of the hybrid instruments that the Underlying Fund may invest in may have no principal protection and the hybrid instrument could lose all of its value.

           With a partially-protected or no-principal-protection hybrid instrument, the
           Underlying  Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection.  In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Manager believes are relevant.

o     Limitations on Leverage.  Some of the hybrid  instruments in which an Underlying  Fund invests may involve  leverage.  To avoid being subject to undue leverage risk, an
           Underlying  Fund may seek to limit the amount of  economic  leverage it has under one hybrid  instrument  in which it invests and the  leverage  of the  Underlying
           Fund's overall  portfolio.  For example,  an Underlying  Fund may not invest in a hybrid instrument if, at the time of purchase:
o     That  instrument's  "leverage  ratio"  exceeds  300%  of  the  price  increase  in the underlying  commodity,  futures contract,  index or other economic variable;
               or
o     The Underlying  Fund's "portfolio  leverage ratio" exceeds 150%,  measured at the time of purchase.

           "Leverage  ratio" is the expected  increase in the value of a hybrid  instrument, assuming a one  percent  price  increase  in the  underlying  commodity,  futures contract,  index  or  other  economic  factor.  In  other  words,  for  a  hybrid instrument with a leverage  factor of 150%, a 1% gain in the underlying  economic variable  would be  expected  to result  in a 1.5%  gain in value for the  hybrid
           instrument.   "Portfolio  leverage  ratio"  is  defined  as  the  average  (mean)
           leverage ratio of all instruments in the Underlying  Fund's  portfolio,  weighted by the market values of such  instruments  or, in the case of futures  contracts, their notional values.

      |X|   Counterparty Risk.  A significant risk of Hybrid Instruments is counterparty risk.  Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer.  With a listed futures or options contract, an investor's counterparty is the exchange clearinghouse.
Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (ratings of AAA or AA by Standard & Poor's).  Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

      However, with a hybrid instrument, the Underlying Fund will take on the counterparty credit risk of the issuer.  That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.
Issuers of hybrid instruments are typically large money center banks, broker-dealers, other financial institutions and large corporations.  To minimize this risk the Underlying Fund will transact, to the extent possible, with issuers who have an investment-grade credit rating from a NRSRO.

      |X|   "Structured" Notes.  Some of the Underlying Funds can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Underlying Fund to sell its investment at an acceptable price.

      |X|   Regulatory Aspects of Certain Derivative Instruments.  The CFTC has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Underlying Fund claims an exclusion from regulation as a commodity pool operator. The Underlying Funds have claimed such an exclusion from registration as a commodity pool operator under the
Commodity Exchange Act ("CEA"). The Underlying Funds may use futures and options for hedging and non-hedging purposes to the extent consistent with their investment objective, internal risk management guidelines adopted by the Underlying Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Fund's prospectus or this SAI.

      Transactions in options by the Underlying Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying
Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Funds (or an advisor that is an affiliate of the Underlying Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the Investment
Company Act, when an Underlying Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Underlying Fund.

      |X|   Tax Aspects of Certain Derivative Instruments.  Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the
Underlying Funds to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Funds enter into may result in "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

      (1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Underlying Funds actually collect such receivables or pay such liabilities, and
      (2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

Other Investments and Investment Strategies

In seeking their investment objectives, certain Underlying Funds may from time to time use the types of investments and investment strategies described below. The Underlying Funds are not required to use these strategies, and may not use any or all of them.

      |X|   Repurchase Agreements.  Some of the Underlying Funds can acquire securities subject to repurchase agreements. An Underlying Fund might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund's Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to an Underlying Fund's limits on holding illiquid investments. There is generally no limit on the amount of the Underlying Funds'
net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes. For specific limitations on the Underlying Funds' investments in securities subject to repurchase agreements, refer to the Statement of Additional
Information for each Underlying Fund.

      Repurchase agreements, considered "loans" under the Investment Company Act are collateralized by the underlying security. The Underlying Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the
Underlying Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Underlying Funds' manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
("SEC"), the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts.
These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Reverse Repurchase Agreements.  Some of the Underlying Funds can use reverse repurchase agreements on debt obligations they own. Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an agreed-upon date. The Underlying
Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse repurchase agreement could decline below the price at which the Underlying Fund is obligated to repurchase them. These agreements are considered borrowings by the Underlying Fund and will be subject to the asset coverage requirement under the Underlying Fund's policy on borrowing.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions.  Some of the Underlying
Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. For specific limitations on the Underlying Fund's investments in "when-issued" and "delayed-delivery" transactions, refer to the Statement of
Additional Information for each Underlying Fund.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest accrues to the
Underlying Fund from the investment until it receives the security at settlement. There is a risk of loss to the Underlying Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      Some of the Underlying Funds may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When an Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause an Underlying Fund to lose the opportunity to obtain the security at a price and yield its manager considers to be advantageous.

      When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction, it records the proceeds to be received. An Underlying Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

      When-issued and delayed-delivery transactions can be used by an Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, an Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|   Loans of Portfolio Securities.  To raise cash for income or liquidity purposes, some of the Underlying Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by each Underlying Fund's Board of Trustees or Directors. For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the Statement of Additional Information for each Underlying Fund. In addition, these loans are subject to the other conditions described in the Statement of
Additional Information of each Underlying Fund.

      There are some risks in connection with securities lending. An Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. An Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the
U.S. government or its agencies or instrumentalities, or other cash equivalents in which an
Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

      When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees,
(b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Underlying Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Underlying Fund's loans must meet applicable tests in order to receive beneficial treatment under the
Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Some of the Underlying Funds may lend their portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities Lending Agreement (the
"Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the prospectuses of those Underlying Funds. Under the Securities Lending Agreement and
applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities), or other cash equivalents in which those Underlying Funds are permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by an Underlying Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Underlying Funds. The Underlying Fund
will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income
(i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The
Underlying Funds will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Underlying Funds on 30 days' written notice. The terms of an Underlying Fund's loans must also meet applicable tests in order to receive favorable treatment under the Internal Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.
An Underlying Fund will lend its portfolio securities in conformity with its Securities
Lending Guidelines, as adopted by each Underlying Fund's Board.

      |X|   Borrowing for Leverage.  The Funds and many of the Underlying Funds have the ability to borrow from banks, to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." Currently, under the Investment Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5%
of its total assets for temporary purposes from any person. Under the Investment Company
Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Funds' or the Underlying Funds'
assets fail to meet the 300% asset coverage requirement, the Funds or the Underlying Funds will reduce their bank debt within three days to meet the requirement. To do so, the Funds or the Underlying Funds might have to sell a portion of their investments at a disadvantageous time.

      The Funds or the Underlying Funds will pay interest on their borrowings, and that interest expense will raise the overall expenses of the Funds or the Underlying Funds and reduce their returns. If they do borrow, their expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Funds or the Underlying Funds' net
asset values per share might fluctuate more than that of funds that do not borrow.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by an Underlying Fund's Boards of Trustees/Directors, the Manager determines the liquidity of certain of an Underlying Fund's investments. To enable an Underlying Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The
Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit an Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Funds have limitations that apply to purchases of restricted securities, as stated in their prospectuses. Those percentage restrictions generally do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, as amended (the
"Securities Act"), if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an
Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities generally include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Funds or the Underlying Funds' Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds and the Underlying
Funds can invest in a variety of debt securities for defensive purposes. The Funds and the
Underlying Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of a Fund or an Underlying Fund, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. For specific types of securities an Underlying Fund can buy when assuming a temporary defensive or interim investment position, refer to the Statement of Additional Information for each Underlying
Fund. Examples of temporary defensive and interim investments the Funds may use, and that some of the Underlying Funds may use, include:

o     high-quality (rated in the top two rating categories of nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Portfolio Turnover
"Portfolio turnover" describes the rate at which the Funds and the Underlying Funds trade their portfolio securities. For example, if the Funds or Underlying Funds sold all of their securities during a one year period, their portfolio turnover rate would be 100%. The
Funds' and Underlying Funds' portfolio turnover rates will fluctuate from year to year. It is not anticipated that the Funds will have a high portfolio turnover rate, however, the
Underlying Funds may have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover may result in higher brokerage and transaction costs for the Underlying Funds, which may reduce their overall performance. Most of the Funds'
portfolio transactions, however, should involve trades in the Underlying Funds that do not entail brokerage commissions. The realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders.
The Funds and the Underlying Funds will normally distribute all of the capital gains they realize each year to avoid excise taxes under the Internal Revenue Code.

Investment Restrictions
The Funds and the Underlying Funds each have their own "fundamental" and "non-fundamental"
investment restrictions as described below. Certain of those restrictions apply only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change, those restrictions will automatically reflect the new requirements. Therefore the effect of those fundamental policies may change without notice and without a shareholder vote.

Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case a Fund or Underlying Fund need not sell securities to meet the percentage limits, even if the value of that investment increases in proportion to the size of its assets.

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

Each Fund's investment objective is not a fundamental policy. The investment objectives of the Underlying Funds may be fundamental or non-fundamental, according to the Prospectus and
Statement of Additional Information of each Underlying Fund. Other policies described in the Prospectus or this Statement of Additional Information, of the Funds and/or the
Underlying Funds, are "fundamental" only if they are identified as such. Each Fund's Board of Directors/Trustees and each Underlying Fund's Board of Directors/Trustees can change non-fundamental policies without shareholder approval. However, significant changes to the
Funds' investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' principal investment policies are described in the Prospectus.

Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

o     A Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of each Funds' total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. For purposes of this restriction, a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.
o     A Fund cannot invest 25% or more of its total assets in any one industry or in a group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or to securities issued by investment companies.
o     A Fund may not borrow money, except to the extent permitted under the Investment
      Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot make loans, except to the extent permitted under the Investment Company
      Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot purchase real estate or commodities; however, a Fund may use commodity contracts approved by its Board.
o     A Fund cannot issue senior securities, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund may not underwrite securities issued by others, except to the extent that such
      Fund may be considered an underwriter within the meaning of the Securities Act, as amended, when reselling securities held in its own portfolio.

      Currently, under the Investment Company Act, and the Oppenheimer funds' exemptive order, a Fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a Fund may borrow up to 5%
of its total assets for temporary purposes from any person. Under the Investment Company
Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act, a Fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a Fund or an Underlying Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

Do the Funds Have Any Restrictions That Are Not Fundamental? Each Fund has investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority the Fund's Board of Trustees without shareholder approval. The following investment restriction is a non-fundamental policy of the Funds:

o     A Fund may not invest in illiquid securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law.

Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid securities (i.e., securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party), if at the time of acquisition more than 15% of its net assets would be invested in such securities. The shares of the
Underlying Funds are not illiquid investments under the Funds' policies or the applicable
Investment Company Act rules and regulations.

Do the Underlying Funds Have Fundamental Policies? Each of the Underlying Funds has its own
fundamental policies. Those policies may differ from the fundamental policies of the Funds or the other Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are fundamental policies of the Underlying Funds:

                                 Capital Appreciation Fund

o     Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Capital Appreciation
Fund's total assets. The limit does not apply to securities issued or guaranteed by the
U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Capital Appreciation Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Capital Appreciation Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Capital Appreciation Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                    Champion Income Fund

o     Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Champion Income Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide (for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).

o     Champion Income Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Champion Income Fund may only borrow from banks and/or affiliated investment companies. Champion Income Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets. With respect to this fundamental policy, Champion Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Champion Income Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Champion Income Fund cannot invest in real estate. However, Champion Income Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

o     Champion Income Fund cannot invest in commodities or commodity contracts. However,
Champion Income Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in Champion Income Fund's Prospectus and Statement of Additional Information.

o     Champion Income Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Champion Income Fund cannot issue "senior securities", but this does not prohibit certain investment activities for which assets of Champion Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                            Commodity Strategy Total Return Fund

o     Commodity Strategy Total Return Fund will not purchase the securities, commodity-linked notes and other instruments of any issuer if, as a result, 25% or more of the Commodity Strategy Total Return Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

o     Commodity Strategy Total Return Fund will invest 25% or more of its total assets in securities, commodity-linked notes and other instruments, including futures and forward contracts, related options and swaps, linked to one or more of the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors. The individual components of an index will be considered as separate industries for this purpose. Commodity Strategy Total Return Fund may also invest more than 25% in a group of industries.

o     Commodity Strategy Total Return Fund will not issue any senior security. However,
Commodity Strategy Total Return Fund may enter into commitments to purchase securities in accordance with the Commodity Strategy Total Return Fund's investment program, including reverse repurchase agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities. Additionally, Commodity Strategy Total Return
Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the Investment Company Act and applicable regulations, interpretations of the Investment Company Act or an exemptive order. Commodity Strategy
Total Return Fund may also engage in short sales of securities to the extent permitted in its investment program and other restrictions. The purchase or sale of commodity-linked notes, futures or swap contracts and related options shall not be considered to involve the issuance of senior securities. Moreover, Commodity Strategy Total Return Fund may borrow money as authorized by the Investment Company Act.

o     Commodity Strategy Total Return Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return Fund from purchasing or selling commodity-linked notes, or options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

o     Commodity Strategy Total Return Fund will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude Commodity Strategy Total Return Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. Commodity
Strategy Total Return Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o     Commodity Strategy Total Return Fund cannot underwrite securities issued by other persons. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling securities held in its own portfolio.

o     Commodity Strategy Total Return Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements. Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with Commodity
Strategy Total Return Fund's exemptive order; or

o     Commodity Strategy Total Return Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Commodity Strategy Total Return Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Commodity
Strategy Total Return Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. Currently, the Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).
Commodity Strategy Total Return Fund may borrow up to 5% of its total assets for temporary purposes from any person. Interfund borrowing must be consistent with the Commodity
Strategy Total Return Fund's exemptive order.

The percentage restrictions described above and in the Commodity Strategy Total Return
Fund's Prospectus (other than the percentage limitations that apply on an on-going basis and except in the case of borrowing and investments in illiquid securities) apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

                                       Core Bond Fund

o     Core Bond cannot buy securities issued or guaranteed by any one issuer if more than
5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This restriction applies to 75% of
Core Bond's total assets. The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Core Bond cannot concentrate its investments (that means it cannot invest 25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o     Core Bond cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     Core Bond cannot invest in real estate or real estate mortgage loans. However, Core
Bond can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o     Core Bond cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Core Bond cannot borrow money in excess of 33 ?% of the value of its total assets.
Core Bond may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Core Bond can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Core Bond cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Core Bond are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                  Developing Markets Fund

o     Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Developing Markets Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Developing Markets Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Developing Markets Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                       Discovery Fund

o     Discovery Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Discovery Fund cannot make loans, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Discovery Fund cannot invest 25% or more of its total assets in companies in any one industry. That limit does not apply to securities issued by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Discovery Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Discovery Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Discovery Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                        Global Fund

o     Global Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. That limitation applies to 75% of Global Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Fund cannot make loans, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Global Fund cannot issue senior securities, except to the extent permitted under the
Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                Global Opportunities Fund

o     Global Opportunities Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Opportunities Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Opportunities Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     Global Opportunities Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                Gold & Special Minerals Fund

o     Gold & Special Minerals Fund cannot invest in Metal Investments if, as a result, more than 10% of Gold & Special Minerals Fund's total assets would be invested in Metal
Investments.

o     With the exception of its investments in Mining Securities and Metal Investments,
Gold & Special Minerals Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Gold & Special Minerals Fund is "non-diversified" under the Investment Company Act.

o     Gold & Special Minerals Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Gold & Special Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption thereform that is applicable to Gold & Special Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot invest in real estate, physical commodities or commodity contracts (other than the hedging instruments or Metal Investments permitted by any of its other investment policies) except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
It does not matter whether the hedging instrument or Metal Investment is considered to be a commodity or commodity contract.

o     Gold & Special Minerals Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     As a non-fundamental investment policy, Gold & Special Minerals Fund cannot invest in the securities of other investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Non-Diversification of Gold & Special Minerals Fund's Investments. Gold & Special Minerals
Fund is "non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that Gold & Special Minerals Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

Being non-diversified poses additional investment risks, because if Gold & Special Minerals
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However,
Gold & Special Minerals Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue
Code. By qualifying, it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders. To qualify, Gold & Special
Minerals Fund must meet a number of conditions. First, not more than 25% of the market value of Gold & Special Minerals Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

                                        Growth Fund

o     Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Growth Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Growth Fund cannot make loans, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Growth Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Growth Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Growth
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Growth Fund cannot issue senior securities, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                  International Bond Fund

o     International Bond Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c)
through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     International Bond Fund cannot buy or sell real estate. However, International Bond
Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     International Bond Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     International Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of International Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     International Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  International Bond Fund may borrow only from banks and/or affiliated investment companies.  International Bond Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets.  With respect to this fundamental policy, International Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company
Act.

International Bond Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry. International Bond Fund will not invest 25%
or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

Non-Diversification of International Bond Fund's Investments.  International Bond Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one
"issuer."  That means that International Bond Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if International
Bond Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.
However, International Bond Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal
Revenue Code.  By qualifying, it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders.  To qualify,
International Bond Fund must meet a number of conditions.  First, not more than 25% of the market value of International Bond Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets, (1)
no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) International Bond Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

                                 International Growth Fund

o     International Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Growth Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     International Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     International Growth Fund may not borrow money, except as permitted by the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                              International Small Company Fund

o     International Small Company Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Small Company Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies..

o     International Small Company Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     International Small Company Fund may not borrow money, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                                Limited-Term Government Fund

o     Limited-Term Government Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Limited-Term Government
Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Limited-Term Government cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities.

o     Limited-Term Government Fund cannot deviate from any of its other investment policies that are described as fundamental policies in the Prospectus or this Statement of
Additional Information.

o     Limited-Term Government Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and
(d) through repurchase agreements.

o     Limited-Term Government Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Limited-Term Government Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Limited-Term Government Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Limited-Term Government Fund cannot purchase or sell real estate, commodities or commodity contracts. However, Limited-Term Government Fund may use hedging instruments approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

o     Limited-Term Government Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Limited-Term Government Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Limited-Term Government Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, contracts to buy or sell derivatives, hedging instruments, options, or futures.

                                      Main Street Fund

o     Main Street Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of Main
Street Fund's total assets. The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Main Street Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in
U.S. government securities.

o     Main Street Fund cannot invest in commodities. However, Main Street Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

o     Main Street Fund cannot invest in real estate or in interests in real estate.
However, Main Street Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o     Main Street Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Main Street Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Main Street Fund cannot borrow money in excess of 33 ?% of the value of its total assets (including the amount borrowed). Main Street Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o     Main Street Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

                                Main Street Opportunity Fund

o     Main Street Opportunity Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Main Street Opportunity Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Opportunity Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Main Street Opportunity Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Main Street Opportunity Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Opportunity Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Main Street Opportunity Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     Main Street Opportunity Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main
Street Opportunity Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Opportunity Fund cannot invest in real estate or in interests in real estate. However, Main Street Opportunity Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o     Main Street Opportunity Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Main Street Opportunity Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Opportunity Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                 Main Street Small Cap Fund

o     Main Street Small Cap Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Main Street Small Cap Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Small Cap Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d)
through repurchase agreements.

o     Main Street Small Cap Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Main Street Small Cap Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Small Cap Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

o     Main Street Small Cap Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the
U.S. government, its agencies and instrumentalities are not considered to be part of an
"industry" for the purposes of this restriction.

o     Main Street Small Cap Fund cannot invest in real estate or in interests in real estate. However, Main Street Small Cap Fund can purchase securities of companies holding real estate or interests in real estate.

o     Main Street Small Cap Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main
Street Small Cap Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Small Cap Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Main Street Small Cap Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Small Cap Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                        MidCap Fund

o     MidCap Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of MidCap Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     MidCap Fund cannot make loans, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to MidCap Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     MidCap Fund cannot underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act, as amended, when reselling securities held in its own portfolio.

o     MidCap Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot issue senior securities, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                     Money Market Fund

o     Money Market Fund cannot invest more than 5% of its total assets in securities of any issuer (except the U.S. government or its agencies or instrumentalities).

o     Money Market Fund cannot invest 25% or more of its total assets in any one industry.
Except for obligations issued or guaranteed by the U.S. government securities and bank obligations described in the prospectus are not included in this limitation.

o     Money Market Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Money Market Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Money Market Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Money Market Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities
Act, as amended, when reselling securities held in its own portfolio.

o     Money Market Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                               Quest International Value Fund

o     Quest International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if its would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest International Value Fund cannot lend money. However the Fund can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate obligations. Quest International Value Fund may also engage in repurchase agreements and may make loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio Securities."

o     Quest International Value Fund cannot invest 25% or more of its total assets in any industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

o     Quest International Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act, as amended, when reselling securities held in its own portfolio.

o     Quest International Value Fund cannot invest or hold securities of any issuer if officers and directors of Quest International Value Fund or its Manager or Sub-Advisor
individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Quest International Value Fund cannot borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot pledge its assets or assign or otherwise encumber its assets in excess of one-third of its net assets. It can do so only to secure borrowings made within the limitations set forth in the Prospectus or its SAI.

o     Quest International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                      Real Estate Fund

o     Real Estate Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75%
of the Real Estate Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Real Estate Fund cannot make loans except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Real Estate Fund, as such statue, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Real Estate Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to Real Estate Fund's investments in the real estate industry in general.

o     Real Estate Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Real Estate Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot issue senior securities, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Non-Diversification of Real Estate Fund's Investments.  Real Estate Fund is
classified as a "non-diversified" fund under the Investment Company Act. Funds that are diversified have restrictions against investing a higher percentage of their assets in the securities of any one issuer. As a non-diversified fund, Real Estate Fund can invest more of its assets in the securities of a single issuer than it could prior to April 12,
2007 when it was classified as a diversified fund. However, Real Estate Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a
"regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, no more than
25% of the market value of Real Estate Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of Real Estate Fund's total assets may be invested in the securities of a single issuer, and (2) Real Estate Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Being non-diversified may pose additional investment risks. If Real Estate Fund invests more of its assets in fewer issuers, the value of its shares may be affected to a greater extent by adverse conditions affecting any one of those issuers. The statement of investments included in this Statement of Additional Information reflect the investments held by Real Estate Fund prior to its changing from a diversified to a non-diversified classification and may not be reflective of Real Estate Fund's allocation of investments following that change.

                                Small- & Mid- Cap Value Fund

o     Small- & Mid- Cap Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Small- & Mid- Cap Value
Fund's total assets. The limit does not apply to securities issued or guaranteed by the
U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Small- & Mid- Cap Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     Small- & Mid- Cap Value Fund may not borrow money, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid- Cap Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund may not underwrite securities issued by others, except that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

o     Small- & Mid- Cap Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid-Cap Value cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid-Cap Value, as such statute, rules or regulations may be amended or interpreted from time to time.

                                  Strategic Income Fund

o     Strategic Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to
75% of Strategic Income Fund's total assets.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Strategic Income Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities.  Each foreign government is treated as an "industry" and utilities are divided according to the services they provide.

o     Strategic Income Fund cannot borrow money in excess of 331/3% of the value of its total assets (including the amount borrowed).  Strategic Income Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, Strategic Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Strategic Income Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness, (c)
through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d)
through repurchase agreements.

o     Strategic Income Fund cannot invest in real estate, physical commodities or commodity contracts.  However, Strategic Income Fund may: (1) invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate; (2) invest in hedging instruments permitted by any of its other investment policies; and (3) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o     Strategic Income Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Strategic Income Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Strategic Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                   U.S. Government Trust

o     U.S. Government Trust cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of U.S. Government Trust's total assets.
The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     U.S. Government Trust cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o     U.S. Government Trust cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities
Act when reselling securities held in its own portfolio.

o     U.S. Government Trust cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government, as such statute, rules or regulations may be amended or interpreted from time to time.

                                         Value Fund

o     Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Value Fund cannot make loans, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund may not borrow money, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot issue senior securities, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act in reselling its portfolio securities.

Do the Underlying Funds Have Any Restrictions That Are Not Fundamental? Each of the
Underlying Funds has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective Underlying
Fund's Board of Trustees without shareholder approval. Those policies may differ from the policies of the Funds or the other Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the Underlying Funds as indicated below.

o     None of the Underlying Funds can invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act and U.S. Government Trust cannot invest in any securities of other investment companies except if it acquires them as part of a merger, consolidation or acquisition of assets. Global Fund cannot invest in securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or invest more than 5% of its net assets in closed-end investment companies, including small business investment companies, and the commission rates on such investments may not be in excess of normal brokerage commissions.

o     For purposes of each applicable Underlying Fund's policy not to concentrate its assets, as described above and in each applicable Underlying Fund's prospectus and/or
Statement of Additional Information, those Underlying Funds have adopted the non-fundamental industry classifications listed in Appendix B.

o     U.S. Government Trust and Small- & Mid- Cap Value Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o     U.S. Government Trust and Small- & Mid- Cap Value Fund will provide at least 60 days'
prior notice of any change in their non-fundamental policies to invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings used for investment purposes) in U.S. government securities and in equity securities of small- and mid-cap domestic and foreign issuers, respectively.

o     MidCap Fund cannot purchase securities on margin or pledge, mortgage or hypothecate any of its assets. However, it can make margin deposits and escrow arrangements in connection with any of the hedging instruments permitted by any of its other investment policies. MidCap Fund cannot invest in companies for the purpose of acquiring control or management of them or invest in or hold securities of any issuer if officers and Trustees or directors of MidCap Fund or the Manager individually or beneficially own more than1/2of
1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Global Fund cannot sell securities short except in "short sales against-the-box."

o     Small- & Mid- Cap Value Fund cannot make short sales or purchase securities on margin. However, Small- & Mid- Cap Value Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities.

Disclosure of Portfolio Holdings

Each Fund and each Underlying Fund have adopted policies and procedures concerning the dissemination of information about their portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent. These policies are designed to ensure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect a Funds' or Underlying Funds' investment program or enable third parties to use that information in a manner that is harmful to the Funds or
Underlying Funds.

o     Public Disclosure. The Funds' and the Underlying Funds' portfolio holdings are made publicly available no later than 60 days after the close of each of the Funds' or
         Underlying Funds' fiscal quarters in semi-annual report to shareholders, its annual reports to shareholders, or its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the
         "Fund Profiles" section. Other general information about the Funds' or Underlying
         Funds' portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
         15-day lag.

Until publicly disclosed, the Funds' or Underlying Funds' portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Funds' or Underlying
Funds' portfolio holdings information could attempt to use that information to trade ahead of or against the Funds or Underlying Funds, which could negatively affect the prices the
Funds or Underlying Funds are able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the Funds' or Underlying Funds'
behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the
Manager or any affiliated person of the Manager) in connection with the disclosure of the
Funds' or Underlying Funds' non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by each Fund's or Underlying Funds' Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the
Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Funds or Underlying Funds.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Funds'
or Underlying Funds' complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Funds' or Underlying
Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of a Fund's or
         Underlying Funds' holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's Portfolio and
         Legal departments must approve the completed request for release of a Fund's or
         Underlying Funds' holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Funds' or Underlying Funds' holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Funds' or Underlying Funds' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of each Fund's or Underlying Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of each Fund's or Underlying Fund's Manager, Distributor and Transfer Agent
         who need to have access to such information (as determined by senior officers of such entity),
o     Each Fund's or Underlying Fund's certified public accountants and independent registered public accounting firm,
o     Members of each Fund's or Underlying Fund's Board and the Board's legal counsel,
o     The Funds' or an Underlying Fund's custodian bank,
o     A proxy voting service designated by a Fund or Underlying Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Fund pricing services retained by the Manager to provide portfolio security prices,
         and
o     Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's or Underlying Fund's regular pricing services).

Portfolio holdings information of the Funds or Underlying Funds may be provided, under limited circumstances, to brokers and/or dealers with whom the Funds or Underlying Funds trade and/or entities that provide investment coverage and/or analytical information regarding the Funds' portfolios, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Funds or Underlying Funds, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the
Manager to facilitate a particular trade or the portfolio manager's investment process for the Funds or Underlying Funds. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales),
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the
         Funds or Underlying Funds are not priced by a Fund's or Underlying Fund's regular pricing services),
o     Dealers to obtain price quotations where the Funds or Underlying Funds are not identified as the owner.

Portfolio holdings information (which may include information on a Funds' or Underlying
Funds' entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or
Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Funds or Underlying Funds may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of the Funds' or Underlying Funds' shares or their financial intermediary representatives.

The Funds' or Underlying Funds' shareholders may, under unusual circumstances (such as a lack of liquidity in the Funds' or Underlying Funds' portfolio to meet redemptions), receive redemption proceeds of their Fund or Underlying Fund shares paid as pro rata shares of securities held in the applicable Fund's or Underlying Fund's portfolio. In such circumstances, disclosure of the Funds' or Underlying Funds' portfolio holdings may be made to such shareholders.

The Chief Compliance Officer (the "CCO") of the Funds, the Underlying Funds, the Manager,
the Distributor, and the Transfer Agent shall oversee compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to each Fund's and Underlying Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds or Underlying Funds has been made during the preceding year pursuant to these policies. The CCO shall report to each Fund's and Underlying Fund's
Board any material violation of these policies and and shall make recommendations to the
Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Funds and the Underlying Funds have entered into ongoing arrangements to make available information about the Funds' portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                  Fortis Securities                  Nomura Securities
ABG Securities                       Fox-Pitt, Kelton                   Pacific Crest
ABN AMRO                             Friedman, Billing, Ramsey          Pacific Crest Securities
Advest                               Fulcrum Global Partners            Pacific Growth Equities
AG Edwards                           Garp Research                      Petrie Parkman
American Technology Research         George K Baum & Co.                Pictet
Auerbach Grayson                     Goldman                            Piper Jaffray Inc.
Banc of America Securities           Goldman Sachs                      Plexus
Barclays                             HSBC                               Prager Sealy & Co.
Baseline                             HSBC Securities Inc                Prudential Securities
Bear Stearns                         ING Barings                        Ramirez & Co.
Belle Haven                          ISI Group                          Raymond James
Bloomberg                            Janney Montgomery                  RBC Capital Markets
BNP Paribas                          Jefferies                          RBC Dain Rauscher
BS Financial Services                Jeffries & Co.                     Research Direct
Buckingham Research Group            JP Morgan                          Robert W. Baird
Caris & Co.                          JP Morgan Securities               Roosevelt & Cross
CIBC World Markets                   JPP Eurosecurities                 Russell Mellon
Citigroup                            Keefe, Bruyette & Woods            Ryan Beck & Co.
Citigroup Global Markets             Keijser Securities                 Sanford C. Bernstein
Collins Stewart                      Kempen & Co. USA Inc.              Scotia Capital Markets
Craig-Hallum Capital Group LLC       Kepler Equities/Julius Baer Sec    SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.  KeyBanc Capital Markets            SG Cowen Securities
Credit Suisse First Boston           Leerink Swan                       Soleil Securities Group
Daiwa Securities                     Legg Mason                         Standard & Poors
Davy                                 Lehman                             Stone & Youngberg
Deutsche Bank                        Lehman Brothers                    SWS Group
Deutsche Bank Securities             Lipper                             Taylor Rafferty
Dresdner Kleinwort Wasserstein       Loop Capital Markets               Think Equity Partners
Emmet & Co                           MainFirst Bank AG                  Thomas Weisel Partners
Empirical Research                   Makinson Cowell US Ltd             UBS
Enskilda Securities                  Maxcor Financial                   Wachovia
Essex Capital Markets                Merrill                            Wachovia Corp
Exane BNP Paribas                    Merrill Lynch                      Wachovia Securities
Factset                              Midwest Research                   Wescott Financial
Fidelity Capital Markets             Mizuho Securities                  William Blair
Fimat USA Inc.                       Morgan Stanley                     Yieldbook
First Albany                         Morningstar
First Albany Corporation             Natexis Bleichroeder
Fixed Income Securities              Ned Davis Research Group

How the Funds Are Managed

Organization and History. The Funds are open-end, diversified management investment companies with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a Massachusetts business trust on November 30, 2004.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

Each Fund each currently has five classes of shares: Class A, Class B, Class C, Class N and
Class Y.  All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class
Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. As a Massachusetts business trust, each Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Funds, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the applicable Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of such Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds' obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Funds shall assume the defense of any claim made against a shareholder for any act or obligation of the Funds and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which such Fund would be unable to meet its obligations.

Each Fund's contractual arrangements state that any person doing business with the Fund
(and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

      Board of Trustees and Oversight Committees.  The Trust and each Fund is governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under federal and Massachusetts law. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight Committee and
a Governance Committee. Each committee is comprised solely of Independent Trustees.

The members of the Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth
A. Randall and Joseph M. Wikler. The Audit Committee held 6 meetings during the Fund's fiscal year ended January 31, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's
Internal Audit Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli (Chairman),
Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian F. Wruble. The Regulatory &
Oversight Committee held 6 meetings during the Fund's fiscal year ended January 31, 2007.
The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight
Committee's Charter.

      The members of the Governance Committee are, Phillip A. Griffiths (Chairman), Kenneth
A. Randall, Russell S. Reynolds, Jr. and Peter I Wold. The Governance Committee held 6 meetings during the Fund's fiscal year ended January 31, 2007. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of
Trustees, including Independent Trustees for election. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the
Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the
attention of the Board of Trustees of the applicable Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated;
and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance
Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts
Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and
whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Funds. Except for Mr. Murphy, each of the Trustees is an
Independent Trustee. All of the Trustees are also directors or trustees of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                      Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                       Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals              Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                             Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                         Oppenheimer Real Estate Fund
Oppenheimer Baring Japan Fund                         Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Capital Appreciation Fund                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Developing Markets Fund                   Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Discovery Fund                            Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Dividend Growth Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Emerging Growth Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Emerging Technologies Fund                Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Enterprise Fund                           Oppenheimer Select Value Fund
Oppenheimer Global Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund                 Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund              Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                               Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund            Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                 OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund          OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                  Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.     Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund    Oppenheimer U.S. Government Trust

      In addition to being a director or trustee of each of the Board I Funds, Messrs.
Galli and Wruble are directors or trustees of ten other portfolios, and Messrs. Wikler and
Wold are trustees of one other portfolio, in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the
Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

Messrs. Wolfgruber, Leavy, Schadt, Webman, Wong, Gillespie, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of May 4, 2007, the
Trustees and officers of the Trust, as a group, owned of record or beneficially less than
1% of each class of shares of each Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the
Funds listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
-------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
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Name, Position(s) Held    Principal Occupation(s) During the Past 5 Years; Other      Dollar Range    Aggregate Dollar
                                                                                        of Shares
                                                                                      Beneficially     Range Of Shares
with each Fund, Length    Trusteeships/Directorships Held; Number of Portfolios in      Owned in     Beneficially Owned
of Service, Age           the Fund Complex Currently Overseen                           each Fund    in Supervised Funds
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                           As of December 31, 2006
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Brian F. Wruble,          General Partner of Odyssey Partners, L.P. (hedge fund)     None            Over $100,000
Chairman of the Board of  (since September 1995); Director of Special Value
Trustees since 2007,      Opportunities Fund, LLC (registered investment company)
Trustee since 2005,       (since September 2004); Investment Advisory Board Member
Age: 64                   of Zurich Financial Services (insurance) (since October
                          2004); Board of Governing Trustees of The Jackson
                          Laboratory (non-profit) (since August 1990); Trustee of
                          the Institute for Advanced Study (non-profit educational
                          institute) (since May 1992); Special Limited Partner of
                          Odyssey Investment Partners, LLC (private equity
                          investment) (January 1999-September 2004) and Managing
                          Principal (1997- December 1998); Trustee of Research
                          Foundation of AIMR (2000-2002) (investment research,
                          non-profit); Governor, Jerome Levy Economics Institute of
                          Bard College (August 1990-September 2001) (economics
                          research); Director of Ray & Berendtson, Inc. (May
                          2000-April 2002) (executive search firm). Oversees 62
                          portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Matthew P. Fink,          Trustee of the Committee for Economic Development (policy  None            Over $100,000
Trustee since 2005        research foundation) (since 2005); Director of ICI
Age: 66                   Education Foundation (education foundation) (October
                          1991-August 2006); President of the Investment Company
                          Institute (trade association) (October 1991-June 2004);
                          Director of ICI Mutual Insurance Company (insurance
                          company) (October 1991-June 2004). Oversees 52 portfolios
                          in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Robert G. Galli,          A director or trustee of other Oppenheimer funds.          None            Over $100,000
Trustee since 2005        Oversees 62 portfolios in the OppenheimerFunds complex.
Age: 73
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Phillip A. Griffiths,     Distinguished Presidential Fellow for International        None            None
Trustee since 2005        Affairs (since 2002) and Member (since 1979) of the
Age: 68                   National Academy of Sciences; Council on Foreign
                          Relations (since 2002); Director of GSI Lumonics Inc.
                          (precision medical equipment supplier) (since 2001);
                          Senior Advisor of The Andrew W. Mellon Foundation (since
                          2001); Chair of Science Initiative Group (since 1999);
                          Member of the American Philosophical Society (since
                          1996); Trustee of Woodward Academy (since 1983); Foreign
                          Associate of Third World Academy of Sciences; Director of
                          the Institute for Advanced Study (1991-2004); Director of
                          Bankers Trust New York Corporation (1994-1999); Provost
                          at Duke University (1983-1991). Oversees 52 portfolios in
                          the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mary F. Miller,           Trustee of the American Symphony Orchestra                 None            Over $100,000
Trustee since 2005        (not-for-profit) (since October 1998); and Senior Vice
Age: 64                   President and General Auditor of American Express Company
                          (financial services company) (July 1998-February 2003).
                          Oversees 52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Joel W. Motley,           Managing Director of Public Capital Advisors, LLC          None            Over $100,000
Trustee since 2005        (privately held financial adviser) (since 2006).
Age: 55                   Director of Columbia Equity Financial Corp.
                          (privately-held financial adviser) (since 2002); Managing
                          Director of Carmona Motley, Inc. (privately-held
                          financial adviser) (since January 2002); Managing
                          Director of Carmona Motley Hoffman Inc. (privately-held
                          financial adviser) (January 1998-December 2001); Member
                          of the Finance and Budget Committee of the Council on
                          Foreign Relations, Member of the Investment Committee of
                          the Episcopal Church of America, Member of the Investment
                          Committee and Board of Human Rights Watch and Member of
                          the Investment Committee of Historic Hudson Valley.
                          Oversees 52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Kenneth A. Randall,       Director of Dominion Resources, Inc. (electric utility     None            Over $100,000
Trustee since 2005        holding company) (February 1972-October 2005); Former
Age: 79                   Director of Prime Retail, Inc. (real estate investment
                          trust), Dominion Energy Inc. (electric power and oil &
                          gas producer), Lumberman's Mutual Casualty Company,
                          American Motorists Insurance Company and American
                          Manufacturers Mutual Insurance Company; Former President
                          and Chief Executive Officer of The Conference Board, Inc.
                          (international economic and business research). Oversees
                          52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr., Chairman of The Directorship Search Group, Inc.            None            $10,001-$50,000
Trustee since 2005        (corporate governance consulting and executive
Age: 75                   recruiting) (since 1993); Life Trustee of International
                          House (non-profit educational organization); Former
                          Trustee of The Historical Society of the Town of
                          Greenwich; Former Director of Greenwich Hospital
                          Association; Founder, Chairman and Chief Executive
                          Officer of Russell Reynolds Associates, Inc. (1969-1993);
                          Banker at J.P. Morgan & Co. (1958-1966); 1st Lt.
                          Strategic Air Command, U.S. Air Force (1954-1958).
                          Oversees 52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Joseph M. Wikler,         Director of the following medical device companies:        None            Over $100,000
Trustee since 2004        Medintec (since 1992) and Cathco (since 1996); Director
Age: 66                   of Lakes Environmental Association (since 1996); Member
                          of the Investment Committee of the Associated Jewish
                          Charities of Baltimore (since 1994); Director of
                          Fortis/Hartford mutual funds (1994-December 2001).
                          Oversees 52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Peter I. Wold,            President of Wold Oil Properties, Inc. (oil and gas        None            Over $100,000
Trustee since 2004        exploration and production company) (since 1994); Vice
Age: 59                   President of American Talc Company, Inc. (talc mining and
                          milling) (since 1999); Managing Member of
                          Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                          Vice President, Secretary and Treasurer of Wold Trona
                          Company, Inc. (soda ash processing and production) (1996
                          - 2006); Director and Chairman of the Denver Branch of
                          the Federal Reserve Bank of Kansas City (1993-1999); and
                          Director of PacifiCorp. (electric utility) (1995-1999).
                          Oversees 52 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------------------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------
                                            Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held   Principal Occupation(s) During the Past 5 Years; Other      Dollar Range of  Aggregate Dollar
                                                                                          Shares       Range Of Shares
                                                                                       Beneficially     Beneficially
with Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in        Owned in         Owned in
Service, Age             the Fund Complex Currently Overseen                            each Fund     Supervised Funds
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                          As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
John V. Murphy,          Chairman, Chief Executive Officer and Director of the       Over $100,000    Over $100,000
Trustee since 2005 and   Manager since June 2001; President of the Manager
President and Principal  (September 2000-March 2007); President and a director or
Executive Officer since  trustee of other Oppenheimer funds; President and Director
2005                     of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
Age: 57                  parent holding company) and of Oppenheimer Partnership
                         Holdings, Inc. (holding company subsidiary of the Manager)
                         (since July 2001); Director of OppenheimerFunds
                         Distributor, Inc. (subsidiary of the Manager) (since
                         November 2001); Chairman and Director of Shareholder
                         Services, Inc. and of Shareholder Financial Services, Inc.
                         (transfer agent subsidiaries of the Manager) (since July
                         2001); President and Director of OppenheimerFunds Legacy
                         Program (charitable trust program established by the
                         Manager) (since July 2001); Director of the following
                         investment advisory subsidiaries of the Manager: OFI
                         Institutional Asset Management, Inc., Centennial Asset
                         Management Corporation, Trinity Investment Management
                         Corporation and Tremont Capital Management, Inc. (since
                         November 2001), HarbourView Asset Management Corporation
                         and OFI Private Investments, Inc. (since July 2001);
                         President (since November 1, 2001) and Director (since
                         July 2001) of Oppenheimer Real Asset Management, Inc.;
                         Executive Vice President of Massachusetts Mutual Life
                         Insurance Company (OAC's parent company) (since February
                         1997); Director of DLB Acquisition Corporation (holding
                         company parent of Babson Capital Management LLC) (since
                         June 1995); Member of the Investment Company Institute's
                         Board of Governors (since October 3, 2003); Chief
                         Operating Officer of the Manager (September 2000-June
                         2001); President and Trustee of MML Series Investment Fund
                         and MassMutual Select Funds (open-end investment
                         companies) (November 1999-November 2001); Director of C.M.
                         Life Insurance Company (September 1999-August 2000);
                         President, Chief Executive Officer and Director of MML Bay
                         State Life Insurance Company (September 1999-August 2000);
                         Director of Emerald Isle Bancorp and Hibernia Savings Bank
                         (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                         1989-June 1998). Oversees 99 portfolios in the
                         OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------

      The address of the  Officers in the chart below is as follows:  for Messrs.  Gillespie,
Schadt,  Webman,  Wolfgruber,  Wong and Zack, and Ms. Bloomberg,  Two World Financial Center,
225 Liberty Street,  11th Floor,  New York, NY 10281-1008,  for Messrs.  Petersen,  Szilagyi,
Vandehey,  and Wixted and Ms.  Ives,  6803 S. Tucson Way,  Centennial,  CO  80112-3924.  Each
Officer serves for an indefinite  term or until his or her earlier  resignation,  retirement, death or removal.
------------------------------------------------------------------------------------------------------------------
                                           Other Officers of the Funds
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with     Principal Occupation(s) During Past 5 Years
Fund, Length of Service, Age
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Kurt Wolfgruber,                President (since March 2007) and Chief Investment Officer and Director (since
Vice President and Portfolio    July 2003) of the Manager; Executive Vice President of the Manager  (March
Manager since 2004              2003-March 2007) Director of HarbourView Asset Management Corporation and of OFI
Age: 55                         Institutional Asset Management, Inc. (since June 2003) and of Tremont Capital
                                Management, Inc. (since October 2001). An officer of 8 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Rudi W. Schadt,                 Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio    the Manager. Prior to joining the Manager in February 2002 he was a Director and
Manager since 2004              Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to which
Age: 49                         he was an Associate Director of Research (since June 1999) and Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of 11 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Jerry Webman,                   Chief Economist of the Manager (since 2006); Senior Vice President (since
Vice President and Portfolio    February 1996) and Senior Investment Officer and Director (since 1997) of the
Manager since 2004              Manager's Fixed Income Investments; Senior Vice President (since May 1999) of
Age: 57                         HarbourView Asset Management Corporation. An officer of 8 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Caleb Wong,                     Vice President of the Manager since June 1999; worked in fixed-income
Vice President and Portfolio    quantitative research and risk management for the Manager (since July 1996); an
Manager since 2004              officer of 1 portfolios in the OppenheimerFunds complex. Formerly Assistant Vice
Age: 41                         President of the Manager (January 1997-June 1999); before joining the Manager in
                                July 1996 Mr. Wong was enrolled in the Ph.D. program for Economics at the
                                University of Chicago. An officer of 2 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Christopher Leavy,              Director of Equities (since January 2007) and Senior Vice President of the
Vice President and Portfolio    Manager (since September 2000); portfolio manager of Morgan Stanley Dean Witter
Manager                         Investment Management (1997-September 2000). An officer of 7 portfolios in the
since 2002                      OppenheimerFunds complex.
Age: 36
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mark S. Vandehey,               Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer since 2005   Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age: 56                         Vice President and Director of Internal Audit of the Manager (1997-February
                                2004). An officer of 99 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal         of the following: HarbourView Asset Management Corporation, Shareholder
Financial & Accounting Officer  Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2005                      Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
Age: 47                         1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                Legacy Program (charitable trust program established by the Manager) (since June
                                2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                Services Division (March 1995-March 1999). An officer of 99 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Brian Petersen,                 Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer since 2005  the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
Age: 36                         the Manager (November 1998-July 2002). An officer of 99 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Brian C. Szilagyi,              Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005  Reporting and Compliance of First Data Corporation (April 2003-July 2004);
Age: 37                         Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
                                Director of Mutual Fund Operations at American Data Services, Inc. (September
                                2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Robert G. Zack,                 Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2005            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                         December 2001); General Counsel of Centennial Asset Management Corporation
                                (since December 2001); Senior Vice President and General Counsel of HarbourView
                                Asset Management Corporation (since December 2001); Secretary and General
                                Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of the following: Shareholder
                                Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                (September 1997-November 2001). An officer of 99 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2005  (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 41                         Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                Centennial Asset Management Corporation (since October 2003); Vice President and
                                Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                Inc. (since December 2001); Assistant Counsel of the Manager (August
                                1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,              Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2005  President (April 2001-April 2004), Associate General Counsel (December
Age: 39                         2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie,           Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary since 2005  2004); Mr. Gillespie held the following positions at Merrill Lynch Investment
Age: 43                         Management: First Vice President (2001-September 2004); Director (2000-September
                                2004) and Vice President (1998-2000). An officer of 99 portfolios in the
                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds.
The Independent Trustees' compensation from the Funds, shown below, is for serving as a
Trustee and member of a committee (if applicable), with respect to the Funds' fiscal year ended January 31, 2007. The total compensation from the Funds and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

------------------------------------------------------------------------------------------------------------------
Name and Other Fund               Aggregate                            Estimated Annual     Total Compensation
                                                     Retirement
                                                  Benefits Accrued
                              Compensation From    as Part of Fund      Benefits Upon       From the Funds and
Position(s) (as applicable)      the Funds(1)         Expenses          Retirement(2)          Fund Complex
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                Fiscal year ended January 31, 2007                              Year ended
                                                                                             December 31, 2006
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Brian F. Wruble(3)                $2,542(4)            $2,785             $81,942(5)           $241,260 (6)
Chairman of the Board
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Clayton K. Yeutter(7)             $3,255(8)            $8,990            $117,498(9)             $173,700
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Matthew P. Fink                     $5,797             $4,287            $56,034(10)             $113,472
Governance Committee Member
and Regulatory & Oversight
Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Robert G. Galli                     $2,950             $40,171        $574,819(10) (11)        $264,812 (12)
Regulatory & Oversight
Committee Chairman
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Phillip A. Griffiths              $3,357(13)           $25,041           $327,278(14)            $150,760
Governance Committee
Chairman and Regulatory &
Oversight Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee Member and        $2,420(15)           $5,111            $66,814(14)             $106,792
Governance Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Joel W. Motley                    $3,275(16)           $7,463            $97,539(14)             $150,760
Audit Committee Chairman and
Regulatory & Oversight
Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Kenneth A. Randall                  $2,931             $5,136           $67,138(1(7))            $134,080
Audit Committee Member and
Governance Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr.            $2,482             $4,570           $29,739(1(7))            $110,120
Audit Committee Member and
Governance Committee Member
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Joseph M. Wikler                $2,276((1)(8))         $12,229           $159,825(14)             $99,080
Audit Committee Chairman
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee Member and       $2,276((19))          $8,336            $108,941(14)             $99,080
Governance Committee Member
------------------------------------------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. The Portfolio Series Fund is composed of four funds: Conservative Investor Fund,
   Moderate Investor Fund, Growth Investor Fund and Equity Investor Fund.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible
   (after 7 years of service) to receive retirement plan benefits with respect to certain
   Board I Funds as described below under "Retirement Plan for Trustees."
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $90 from Conservator Investor Fund, $252 from Moderate Investor Fund, $133 from Equity Investor Fund and $733 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wruble under the "Compensation Deferral Plan"
   described below.
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other
   Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I Funds
   effective December 31, 2006.
8.    Includes $64 from Conservator Investor Fund, $172 from Moderate Investor Fund, $87 from Equity Investor Fund and $491 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Yeutter under the "Compensation Deferral Plan"
   described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of
   December 31, 2006.
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of
   December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other
   Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
13.   Includes $260 from Conservative Investor Fund, $708 from Moderate Investor Fund, $362 from Equity Investor Fund and $2,027 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Griffiths under the "Compensation Deferral Plan"
   described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement
   Plan benefits as of December 31, 2006.
15.   Includes $40 from Conservative Investor Fund, $112 from Moderate Investor Fund, $59 from Equity Investor Fund and $325 from Active Allocation Fund, respectively, which represents amounts deferred by Ms. Miller under the "Compensation Deferral Plan"
   described below.
16.   Includes $76 from Conservative Investor Fund, $205 from Moderate Investor Fund, $104 from Equity Investor Fund and $583 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Motley under the "Compensation Deferral Plan"
   described below.
17.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.   Includes $88 from Conservative Investor Fund, $240 from Moderate Investor Fund, $123 from Equity Investor Fund and $687 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wikler under the "Compensation Deferral Plan"
   described below.
19.   Includes $77 from Conservative Investor Fund, $214 from Moderate Investor Fund, $112 from Equity Investor Fund and $622 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wold under the "Compensation Deferral Plan" described below.

|X|   Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustees' five years of service in which the highest compensation was received. A Trustees must serve as director or trustee for any of the
Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze
Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each Trustee continuing to serve on the Board of any of the
Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Board of Trustees has adopted a Compensation
Deferral  Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds.
Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.
Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the
Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of May 4, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

Conservative Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Greenwood
Village, CO 80111-500, which owned 626, 404.928 Class N shares (21.93% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville, FL 32246-6484, which owned 556,744.828 Class N shares (19.49% of the
Class N shares then outstanding).

      MG Trust Company Cust, Stack-On Products Company, 700 17th Street Suite 300, Denver,
CO 80202-3531, which owned 210,081.459 Class N shares (7.35% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 22,236.410 Class Y shares (88.31% of the Class Y shares then outstanding).

      LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968, which owned 2,841.918 Class Y shares (11.28% of the Class Y shares then outstanding).

Moderate Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Greenwood
Village, CO 80111-500, which owned 1,400,274.610 Class N shares (24.35% of the Class N shares then outstanding).

      MLPF&S for the sole benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville, FL 32246-6484, which owned 462,024.641 Class N shares (8.03% of the
Class N share then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 112,976.378 Class Y shares (99.91% of the Class Y shares then outstanding).

Equity Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Greenwood
Village, CO 80111-500, which owned 923,300.332 Class N shares (27.51% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville, FL 32246-6484, which owned 397,916.041 Class N shares (11.85% of the
Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 161,514.856 Class Y shares (98.66% of the Class Y shares then outstanding).

Active Allocation Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Greenwood
Village, CO 80111-500, which owned 1,995,514.836 Class N shares (18.45% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville, FL 32246-6484, which owned 777,244.805 Class N shares (7.18% of the
Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 252,794.965 Class Y shares (89.52% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Trust, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Trust's registration statement filed with the
SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the
Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.  Accordingly, each Fund, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. With respect to such shareholder proposals, each Fund will vote its shares in each of its Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

Each of the Underlying Funds has adopted Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying Fund.  Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the
Underlying Fund and its shareholders. Each Underlying Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Fund's
Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The
Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Underlying Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the
Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the
Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the
Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting
Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o     Each  Underlying Fund generally  considers  executive  compensation  questions such as stock  option  plans  and  bonus  plans  to  be  ordinary  business  activity.  The
      Underlying Fund analyzes stock option plans,  paying particular  attention to their
      dilutive  effect.   While  each  Underlying  Fund  generally  supports   management
      proposals, it opposes plans it considers to be excessive.

Each Fund, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.
The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the
Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Funds under an investment advisory agreement between the
Manager and the Funds. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Funds' portfolios. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Funds' portfolios.

      The agreement requires the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Funds'
net assets represented by that class. The management fee paid by the Portfolios to the
Manager for its fiscal year ended January 31, 2007 and 2006, is listed below.

------------------------------------------------------------------------------------------------------------
        Fiscal Year ended 01/31                    Management Fee Paid to OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                 2006                                                   $0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                 2007                                                   $0
------------------------------------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustain in connection with matters to which the agreement relates.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Trust, the Manager may withdraw the right of the Trust to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Funds are managed by a team of investment professionals including
Christopher Leavy, Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the
"Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January 31, 2007:

Conservative Investor Fund
----------------------------------------------------------------------------------------------------------
  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Christopher Leavy         15         $12,404           4          $1,038        2             $331
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Rudi Schadt                7          $3,241         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Jerry Webman               7          $2,795         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Kurt Wolfgruber            4          $2,795         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Caleb Wong                11         $18,993         None          None        None           None
----------------------------------------------------------------------------------------------------------

  Moderate Investor Fund
----------------------------------------------------------------------------------------------------------
  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Christopher Leavy         15         $12,000           4          $1,038        2             $331
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Rudi Schadt                7          $2,837         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Jerry Webman               7          $2,390         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Kurt Wolfgruber            4          $2,390         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Caleb Wong                 4         $18,589         None          None        None           None
----------------------------------------------------------------------------------------------------------

  Equity Investor Fund
----------------------------------------------------------------------------------------------------------
  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Christopher Leavy         15         $12,268           4          $1,038        2             $331
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Rudi Schadt                7          $3,105         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Jerry Webman               7          $2,659         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Kurt Wolfgruber            4          $2,659         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Caleb Wong                 4         $18,857         None          None        None           None
----------------------------------------------------------------------------------------------------------

  Active Allocation Fund
----------------------------------------------------------------------------------------------------------
  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Christopher Leavy         15         $10,767           4          $1,038        2             $331
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Rudi Schadt                7          $1,604         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Jerry Webman               7          $1,158         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Kurt Wolfgruber            4          $1,158         None          None        None           None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Caleb Wong                 4         $17,357         None          None        None           None
----------------------------------------------------------------------------------------------------------
  1.  In millions.
  2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manages other funds.
Potentially, at times, those responsibilities could conflict with the interests of the
Funds. That may occur whether the investment strategies of the other funds are the same as, or different from, a Fund's investment objectives and strategies. For example the Portfolio
Manager may need to allocate investment opportunities between a Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Fund.
Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the
Manager's fiduciary obligations to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of
Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of a Fund.

     Compensation of the Portfolio Managers.  The Portfolio Managers are employed and compensated by the Manager, not the Funds.  Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of January 31, 2007, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan. Portfolio managers who are responsible for duties as senior executives of the Manager may also receive compensation for the performance of their duties in that separate capacity.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management.  The Portfolio Managers do not receive additional compensation with respect to the performance of Funds.  They are compensated based on the performance of Underlying Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio Managers.  The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above.  The Portfolio Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

     Ownership of Portfolio Shares.  As of January 31, 2007, each Portfolio Manager beneficially owned shares of the Funds as follows:

         ------------------------------------------------------------------------------------
                                                            Range of Shares Beneficially
         Portfolio Manager                                       Owned in the Funds
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Christopher Leavy                                              None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Rudi Schadt                                                    None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Jerry Webman                                                   None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Kurt Wolfgruber                                                None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Caleb Wong                                                $10,001-$50,000
         ------------------------------------------------------------------------------------

Brokerage Policies of the Funds

Most of the portfolio transactions of the Funds will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. If a Fund invests in other securities, the Manager will follow the brokerage practices of the
Underlying Funds described below.

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement of each Underlying Fund is to arrange the portfolio transactions for those funds. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Underlying Funds' portfolio transactions. The
Manager is authorized to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Underlying Fund as established by its Board of Trustees.

      Under the Underlying Funds' investment advisory agreements, in choosing brokers to execute portfolio transactions, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Underlying Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for each
Underlying Fund subject to the provisions of the Underlying Fund's investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Other accounts advised by the Manager have investment policies similar to those of an
Underlying Fund. Those other accounts may purchase or sell the same securities as an
Underlying Fund at the same time as an Underlying Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted (and the Underlying Funds' Boards of Trustees have approved) procedures that permit the Underlying Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Underlying Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect an Underlying Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Underlying Fund's shares when allocating those portfolio transactions, and (2) the Underlying Funds, the Manager and the
Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct an Underlying Funds' brokerage directly, or through a "step-out"
arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Underlying Funds' shares or the shares of any of the other
Oppenheimer funds.

      The Underlying Funds' investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to an Underlying Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees of an Underlying
Fund may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees of an Underlying Fund may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in an Underlying Fund's portfolio or are being considered for purchase. The Manager provides information to the Underlying Funds' Boards about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal year ended January 31, 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal period ended January 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

    --------------------------------------------------------------------------------------------------
         Fiscal Year Ended January 31            Total Brokerage Commissions Paid by the Funds*
    --------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------
                     2006                                              $0
    --------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------
                     2007                                            $10,244
    --------------------------------------------------------------------------------------------------
      *     Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Funds, the Distributor acts as the Funds' principal underwriter in the continuous public offering of the Funds'
classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during each Fund's two most recent fiscal years are shown in the tables below.

Conservative Investor Fund

---------------------------------------------------------------------------------------------------------------------------
  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2006          $731,578         $202,862           $12,061          $136,823          $106,853           $50,542
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2007         $1,337,775        $404,602           $59,876          $269,567          $153,104           $19,709
---------------------------------------------------------------------------------------------------------------------------

Moderate Investor Fund

---------------------------------------------------------------------------------------------------------------------------
  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2006         $1,936,463        $568,947           $55,377          $563,486          $287,477           $56,539
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2007         $4,465,532       $1,329,676         $117,455         $1,282,538         $440,130           $64,478
---------------------------------------------------------------------------------------------------------------------------

Equity Investor Fund

---------------------------------------------------------------------------------------------------------------------------
  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2006          $821,446         $265,087           $6,567           $267,793          $103,732           $19,193
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2007         $2,565,019        $798,660           $45,311          $896,507          $272,360           $33,772
---------------------------------------------------------------------------------------------------------------------------

Active Allocation Fund

---------------------------------------------------------------------------------------------------------------------------
  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2006         $4,905,946       $1,474,177          $58,097         $1,716,124         $744,303          $127,076
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      2007         $12,962,870      $3,640,370         $178,242         $4,569,757        $1,453,870         $192,124
---------------------------------------------------------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the
   Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

Conservative Investor Fund

-----------------------------------------------------------------------------------------------------
Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2006                $0                  $3,193               $1,819              $1,832
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2007               $923                 $34,975              $14,310              $178
-----------------------------------------------------------------------------------------------------

Moderate Investor Fund

-----------------------------------------------------------------------------------------------------
Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2006                $0                  $14,166              $4,881              $3,554
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2007              $6,009               $141,693              $29,564             $7,827
-----------------------------------------------------------------------------------------------------

Equity Investor Fund

-----------------------------------------------------------------------------------------------------
Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2006                $0                  $5,572               $2,126              $5,679
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2007                $48                 $67,253              $13,101             $1,835
-----------------------------------------------------------------------------------------------------

Active Allocation Fund

-----------------------------------------------------------------------------------------------------
Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2006                $0                  $44,078              $16,412             $4,555
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
      2007              $7,591               $350,030              $70,255             $7,339
-----------------------------------------------------------------------------------------------------

Distribution and Service Plans. Each Fund has adopted a Service Plan for Class A shares and
Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Funds pay the Distributor for all or a portion of the costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. In accordance with Rule 12b-1 of the
Investment Company Act, the term "Independent Trustees" in this Statement of Additional
Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Funds' inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.
Because Class B shares of the Funds automatically convert into Class A shares 72 months after purchase, the Funds must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the
Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the
Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those
Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

      |X|   Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Funds to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds' investment plans available and providing other services at the request of the Funds or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares. The Board has set the rate at that level. The
Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1,
2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Funds with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees.
For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended January 31, 2007 payments under the Class A plan totaled
$188,370 for Conservative Investor Fund, $511,859 for Moderate Investor Fund, $268,972 for
Equity Investor Fund and $1,502,817 for Active Allocation Fund, of which $258, $669, $1,080 and $1,948, respectively, was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $12,438, $38,296, $21,471 and $98,036, respectively, paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.  The Distributor may not use payments received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C or Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes periodic service fee payments on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C or Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by
0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and Class N shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Funds pay the asset-based sales charges to the
Distributor for its services rendered in distributing Class B, Class C and Class N shares.
The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class C and Class
         N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Funds in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Funds' shares if payments under the plan are discontinued because most competitor Funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Funds, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from each Fund under the plans. If either the Class B, Class C or
Class N plan were to be terminated by a Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

Conservative Investor Fund

---------------------------------------------------------------------------------------------------------
        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B Plan         $158,470(1)             $135,741             $339,811               1.55%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C Plan         $351,781(2)             $183,322             $335,871               0.66%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class N Plan         $68,193(3)               $29,940             $216,428               1.02%
---------------------------------------------------------------------------------------------------------
1.    Includes $1,176 paid to an affiliate of the Distributor's parent company.
2.    Includes $3,013 paid to an affiliate of the Distributor's parent company.
3.    Includes $647 paid to an affiliate of the Distributor's parent company.

Moderate Investor Fund

---------------------------------------------------------------------------------------------------------
        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B Plan         $698,861(1)             $603,433            $1,467,225              1.44%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C Plan         $954,943(2)             $499,208             $952,601               0.67%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class N Plan         $135,077(3)              $56,571             $434,332               0.84%
---------------------------------------------------------------------------------------------------------
1.    Includes $3,514 paid to an affiliate of the Distributor's parent company.
2.    Includes $10,550 paid to an affiliate of the Distributor's parent company.
3.    Includes $1,738 paid to an affiliate of the Distributor's parent company.

Equity Investor Fund

---------------------------------------------------------------------------------------------------------
        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B Plan         $384,556(1)             $339,152             $978,843               1.65%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C Plan         $451,719(2)             $239,157             $487,187               0.69%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class N Plan         $93,970(3)               $31,719             $248,623               0.70%
---------------------------------------------------------------------------------------------------------
1.    Includes $3,459 paid to an affiliate of the Distributor's parent company.
2.    Includes $6,379 paid to an affiliate of the Distributor's parent company.
3.    Includes $1,089 paid to an affiliate of the Distributor's parent company.

Active Allocation Fund

---------------------------------------------------------------------------------------------------------
        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class:       Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B Plan        $2,287,115(1)           $1,988,156           $5,145,968              1.47%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C Plan        $2,711,958(2)           $1,555,235           $2,910,863              0.67%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class N Plan         $313,696(3)             $157,087             $897,937               0.82%
---------------------------------------------------------------------------------------------------------
1.    Includes $17,395 paid to an affiliate of the Distributor's parent company.
2.    Includes $31,548 paid to an affiliate of the Distributor's parent company.
3.    Includes $5,926 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Funds, or by an investor buying or selling shares of the Funds may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see
         "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule
         12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund --
         Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
      Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the
         NASD. Payments are made based on the guidelines established by the Manager and
         Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Funds or a particular share class.
Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Funds, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the
Funds or other Oppenheimer funds, a financial intermediary's sales of shares of the Funds or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Funds or other
      Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the
      Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the
Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial Services Corp.     Advest, Inc.
Aegon USA                                            Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                            AIG Life
Allianz Life Insurance Company                       Allmerica Financial Life Insurance and Annuity
                                                     Co.
Allstate Financial Advisors                          American Enterprise Life Insurance
American General Securities, Inc.                    American General Annuity
Ameriprise Financial Services, Inc.                  American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                  Annuity Investors Life
Associated Securities                                AXA Advisors
Banc One Securities Corp.                            BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                             Charles Schwab - Great West Life
Chase Investment Services Corp.                      CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                 CitiStreet
Citizens Bank of Rhode Island                        CJM Planning Corp.
Columbus Life Insurance Company                      Commonwealth Financial Network
CUNA Brokerage Services, Inc.                        CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                Financial Network (ING)
First Global Capital                                 GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                       Hartford
HD Vest                                              HSBC Brokerage (USA) Inc.
ING Financial Advisers                               ING Financial Partners
Jefferson Pilot Life Insurance Company               Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                      Kemper Investors Life Insurance Co.
Legend Equities Corp.                                Legg Mason
Lincoln Benefit Life                                 Lincoln Financial
Lincoln Investment Planning, Inc.                    Lincoln National Life
Linsco Private Ledger                                MassMutual Financial Group and affiliates
McDonald Investments, Inc.                           Merrill Lynch & Co. and affiliates
MetLife and affiliates                               Minnesota Life Insurance Company
Mony Life Insurance Co.                              Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                Mutual Service Corporation
National Planning Holdings, Inc.                     Nationwide and affiliates
NFP                                                  New York Life Securities, Inc.
Park Avenue Securities LLC                           PFS Investments, Inc.
Prime Capital Services, Inc.                         Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                        Prudential Investment Management Services LLC
Raymond James & Associates                           Raymond James Financial Services
RBC Dain Rauscher Inc.                               Royal Alliance
Securities America Inc.                              Security Benefit Life Insurance Co.
Sentra Securities                                    Signator Investments
Sun Life Assurance Company of Canada                 SunAmerica Securities, Inc.
SunTrust Securities                                  Thrivent
Travelers Life & Annuity Co., Inc.                   UBS Financial Services Inc.
Union Central Life Insurance Company                 United Planners
Valic Financial Advisors, Inc.                       Wachovia Securities LLC
Walnut Street Securities (Met Life Network)          Waterstone Financial Group
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.                     ACS HR Solutions LLC
Administrative Management Group                      ADP Broker/Dealer Inc.
Aetna Financial Services                             Alliance Benefit Group
American Stock Transfer & Trust Co                   Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                   Banc One Securities Corp.
BCG Securities                                       Benefit Administration Company LLC
Benefit Administration Inc.                          Benefit Plans Administrative Services
Benetech Inc.                                        Bisys Retirement Services
Boston Financial Data Services Inc.                  Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                             Charles Schwab Trust Company
Circle Trust Company                                 Citigroup Global Markets Inc.
CitiStreet                                           City National Bank
Columbia Funds Distributor Inc.                      CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                Digital Retirement Solutions
DST Systems Inc.                                     Dyatech LLC
Edgewood/Federated Investments                       ERISA Administrative Services Inc.
Expert Plan Inc.                                     FASCore LLC
FBD Consulting Inc.                                  Fidelity Institutional Operations Co.
Fidelity Investments                                 First National Bank of Omaha
First Trust Corp.                                    First Trust-Datalynx
Franklin Templeton                                   Geller Group LTD
GoldK Inc.                                           Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                           Hewitt Associates LLC
ICMA-RC Services LLC                                 Independent Plan Coordinators Inc.
ING                                                  Ingham Group
Interactive Retirement Systems                       Invesco Retirement Plans
Invesmart                                            InWest Pension Management
John Hancock Life Insurance Co.                      JPMorgan Chase & Co
JPMorgan Chase Bank                                  July Business Services
Kaufman & Goble                                      Leggette & Company Inc.
Lincoln National Life                                MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services               Mellon HR Solutions
Mercer HR Services                                   Merrill Lynch & Co., Inc.
Metavante 401(k) Services                            Metlife Securities Inc.
MFS Investment Management                            Mid Atlantic Capital Corp.
Milliman Inc.                                        Morgan Stanley Dean Witter Inc.
National City Bank                                   National Financial Services Corp.
Nationwide Investment Service Corp.                  New York Life Investment Management
Northeast Retirement Services                        Northwest Plan Services Inc.
Pension Administration and Consulting                PFPC Inc.
Plan Administrators Inc.                             PlanMember Services Corporation
Princeton Retirement Group Inc.                      Principal Life Insurance Co
Programs for Benefit Plans Inc.                      Prudential Retirement Insurance & Annuity Co.
Prudential Retirement Services                       PSMI Group
Putnam Investments                                   Quads Trust Company
RSM McGladrey Retirement Resources                   SAFECO
Standard Insurance Co                                Stanley Hunt DuPree Rhine
Stanton Group Inc.                                   State Street Bank & Trust
Strong Capital Management Inc.                       Symetra Investment Services Inc.
T Rowe Price Associates                              Taylor Perky & Parker LLC
Texas Pension Consultants                            The 401(K) Company
The Chicago Trust Company                            The Retirement Plan Company LLC
The Vanguard Group                                   TruSource
Unified Fund Services Inc.                           Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                            Valic Retirement Services Co
Wachovia Bank NA                                     Web401k.com
Wells Fargo Bank NA                                  Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.
You can obtain current performance information by calling the Funds' Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Funds' illustrations of their performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how they are to be calculated. In general, any advertisement by the Funds of their performance data must include the average annual total returns for the advertised class of shares of the Funds.

      Use of standardized performance calculations enables an investor to compare the
Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Funds' performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Funds' performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Funds is not insured by the FDIC or any other government agency.
o     The principal value of the Funds' shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Funds are affected by market conditions, the quality of the Funds' investments, the maturity of those investments, the types of investments the Funds holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure each Fund's performance. Total return is the change in value of a hypothetical investment in the Funds over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Funds use standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of
5.75% (as a percentage of the offering price) is deducted from the initial investment ("P"
in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year,
4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.

      o  Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

     1/n
(ERV)
(---) - 1 = Average Annual Total Return
( P )

      o  Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Funds during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Funds distributions, but not on the redemption of Fund shares, according to the following formula:

      1/n
(ATVD)
(____) - 1 = Average Annual Total Return (After Taxes on Distribution
( P  )

      o  Average Annual Total Return (After Taxes on Distributions and Redemptions). The
"average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Funds during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

       1/n
(ATVdr)
(_____) - 1 = Average Annual Total Return (After Taxes on Distributions and Redemptions)
(  P  )

      o  Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV-P
_____  = Total Return
  P

      o  Total Returns at Net Asset Value. From time to time the Funds may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

------------------------------------------------------------------------------------

              The Fund's Total Returns for the Periods Ended 1/31/07
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class of        Cumulative Total
              Returns (10 years or
Shares           life-of-class)      Average Annual Total Returns
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                             1-Year              Life of class
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                After      Without      After    Without       After      Without
                Sales       Sales       Sales    Sales         Sales       Sales
               Charge      Charge      Charge      Charge     Charge      Charge
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Conservative Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class A*        8.17%      14.77%       0.95%      7.11%       4.40%       7.85%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class B*        9.12%      13.12%       1.28%      6.28%       4.91%       7.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class C*       13.04%      13.04%       5.28%      6.28%       6.96%       6.96%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class N*       14.29%      14.29%       5.84%      6.84%       7.61%       7.61%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Y*       15.39%      15.39%       7.50%      7.50%       8.17%       8.17%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Moderate Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class A*       12.30%      19.15%       2.48%      8.73%       6.57%      10.09%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class B*       13.38%      17.38%       2.80%      7.80%       7.14%       9.19%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class C*       17.36%      17.36%       6.85%      7.85%       9.18%       9.18%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class N*       18.62%      18.62%       7.47%      8.47%       9.82%       9.82%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Y*       19.87%      19.87%       9.18%      9.18%      10.46%      10.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Equity Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class A*       22.72%      30.20%       4.48%      10.85%     11.89%      15.59%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class B*       24.33%      28.33%       4.97%      9.97%      12.69%      14.67%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class C*       28.31%      28.31%       9.00%      10.00%     14.66%      14.66%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class N*       29.86%      29.86%       9.67%      10.67%     15.42%      15.42%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Y*       31.13%      31.13%      11.42%      11.42%     16.04%      16.04%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Active Allocation Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class A*       18.69%      25.93%       4.75%      11.14%      9.86%      13.49%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class B*       20.16%      24.16%       5.15%      10.15%     10.60%      12.61%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Cv       24.16%      24.16%       9.21%      10.21%     12.61%      12.61%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Nv       25.49%      25.49%       9.88%      10.88%     13.27%      13.27%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class Y*       26.87%      26.87%      11.56%      11.56%     13.95%      13.95%
------------------------------------------------------------------------------------
          *Inception  of Class A,  Class B,  Class  C,  Class N and  Class Y for each  Fund:
          04/05/05.

------------------------------------------------------------------------------------
       Average Annual Total Returns for Class A* Shares (After Sales Charge)
                           For the Periods Ended 1/31/07
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                            1-Year       5-Years (or life of class
                                                                  if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Conservative Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions                -0.03%                 3.50%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions and            0.72%                  3.25%
Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Moderate Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions                1.76%                  5.83%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions and            1.80%                  5.21%
Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Equity Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions                4.13%                  11.42%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions and            3.21%                  9.97%
Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Active Allocation Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions                4.11%                  9.06%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
After Taxes on Distributions and            3.29%                  8.00%
Redemption of Fund Shares
------------------------------------------------------------------------------------
         *  Inception  of Class A,  Class B,  Class C,  Class N and  Class Y for each  Fund:
         04/05/05.

Other Performance Comparisons.  Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings.  From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

      |X|   Morningstar Ratings. From time to time the Funds may publish the star rating of the performance of their classes of shares by Morningstar, Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive
4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10%
receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)
The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and Publications. From
time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York
Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Funds' classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

      Investors may also wish to compare the returns on the Funds' share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as
Treasury bills. However, the Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the Manager or
Transfer Agent, and of the investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.
Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Funds' advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United
         States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix C contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Funds, your ownership interest in the shares in the Funds will be recorded as a book entry on the records of the Funds. The Funds will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least
$50 and shareholders must invest at least $500 before an Asset Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Funds receive Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the
"NYSE"). The NYSE normally closes at 4:00 P.M., but may close earlier on certain days. If
Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and currently include the following:

Oppenheimer Absolute Return Fund                       Oppenheimer MidCap Fund
Oppenheimer AMT-Free Municipals                        Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                              Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                             Conservative Investor Fund
Oppenheimer Baring Japan Fund                             Moderate Investor Fund
Oppenheimer Core Bond Fund                                Equity Investor Fund
Oppenheimer California Municipal Fund                     Active Allocation Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                        Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                       Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund       Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Developing Markets Fund                    Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Discovery Fund                             Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund                       Oppenheimer Real Estate Fund
Oppenheimer Emerging Technologies Fund                 Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                            Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                          Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                  Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund               Oppenheimer Rochester National Municipals
Oppenheimer Growth Fund                                Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                    Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund             Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                  Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund           Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund     Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund               Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                Oppenheimer Value Fund
Oppenheimer Main Street Fund                           Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund               Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                              Centennial Government Trust
Oppenheimer Institutional Money Market Fund            Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                    Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                 Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the
Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or
Class C shares of the Funds or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a
Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Funds and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the
Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Funds, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.
The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the
Funds and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a
Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.    Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Funds equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.    If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3.    If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.    By signing the Letter, the investor irrevocably constitutes and appoints the
Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

         (a)Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
         (b)Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
         (c)Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a
            Class A initial or contingent deferred sales charge or (2) Class B shares or
            Class C shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.    Shares held in escrow hereunder will automatically be exchanged for shares of another Fund to which an exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other Fund.

      Asset Builder Plans. As indicated in the Prospectus, you normally must establish your
Fund account with $1,000. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account at the time of your initial share purchase. An Asset Builder Plan is available only if your bank is an ACH member. Under an Asset Builder Plan payments to purchase shares of a Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application.
Neither the Distributor, the Transfer Agent nor the Funds will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an
Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The
Account Application and the Asset Builder Enrollment Form are available by contacting the
Distributor or may be downloaded from our website at: www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected fund and read it carefully.

      You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under a new Asset Builder Plan is $50. For
Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Funds reserve the right to amend, suspend or discontinue offering Asset
Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the
Funds without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information. Certain special sales charge arrangements are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc.
("Merrill Lynch") or an independent record keeper that has a contact or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), than the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in Class N shares of the Oppenheimer funds). If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Funds' shares (for example, when a purchase check is returned to the Funds unpaid) causes a loss to be incurred when the net asset values of the Funds' shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Funds for the loss, the
Distributor will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Funds or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Funds represents an interest in the same portfolio of investments of the Funds. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the
Funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of
Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more
Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares
72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the Prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional
            Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
            Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the
            Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds of Class A shares of one or more
            Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of a
Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on a Fund account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which each Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

o     A Fund account whose shares were acquired after September 30th of the prior year;
o     A Fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
         1.888.470.0862 for instructions);
o     A Fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
         Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
         Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A Fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service
Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for
Electronic Document Delivery" under the heading "I Want To," or call 1.888.470.0862 for instructions.

      Each Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of each Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Funds' net assets attributable to a class by the number of shares of that class that are outstanding. The
NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information are to "Eastern time." The
NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Funds' net asset values will not be calculated on those days, the
Funds' net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and in over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

      |X|   Securities Valuation. The Board of Directors/Trustees of each Underlying Fund has established procedures for the valuation of such Underlying Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:
          (1)if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded as applicable, on that day, or
          (2)if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
          (1)at the last sale price available to the pricing service approved by the Board of Directors/Trustees, or
          (2)at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
          (3)at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by each Fund's Board of Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by each Fund's Board of
         Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
          (1)debt instruments that have a maturity of more than 397 days when issued,
          (2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
          (3)non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
          (1)money market debt securities held by a non-money market funds that had a maturity of less than 397 days when issued that have a remaining maturity of
             60 days or less, and
          (2)debt instruments held by a money market funds that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under such Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the applicable Board of
Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The
Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid"
and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal funds wire of redemption proceeds may be delayed if the Funds' custodian bank is not open for business on a day when the Funds would normally authorize the wire to be made, which is usually the Funds' next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Funds are open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other Oppenheimer funds into which shares of the Funds are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Funds may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." As stated in the Prospectus, payments for shares tendered for redemption are ordinarily made in cash. However, under certain circumstances, the Board of
Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment of a redemption order wholly or partly in cash. In that case, the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Funds, in lieu of cash. The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act. Under that rule, the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Funds during any 90-day period for any one shareholder.

      If shares are redeemed in kind, the redeeming shareholder would generally receive shares of one or more of the Underlying Funds. Those shares would be subject to the applicable Underlying Fund's normal fees, sales charges, and redemption and exchange policies. If a redemption in kind were made in other types of securities, the shareholder might incur brokerage or other costs in selling the securities for cash. The Funds will value securities used to pay redemptions in kind using the same method the Funds and the
Underlying Funds use to value their portfolio securities described above under
"Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. Each Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (but not less than 30 days).
Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy
Shares"for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds
Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

      (1)   state the reason for the distribution;
      (2)   state the owner's awareness of tax penalties if the distribution is premature;
            and
      (3)   conform to the requirements of the plan and the Funds' other redemption requirements.

      Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Funds held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the
Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The
Funds, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes.
Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents in proper form. The signature(s)
of the registered owners on the redemption documents must be guaranteed as described in the
Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Funds valued at
$5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an
Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges
(see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Funds cannot guarantee receipt of a payment on the date requested. The Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an
Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Funds and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Funds for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted.
Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Funds nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer
Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Funds purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Funds. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Funds, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the
Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.
The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The
Funds may also give directions to the Transfer Agent to terminate a Plan. The Transfer
Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the
Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer
Agent or the Funds, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the
Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Funds, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust                  Centennial New York Tax Exempt Trust
   Centennial Government Trust                             Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund                     Oppenheimer Rochester Arizona Municipal Fund
   Oppenheimer AMT-Free Municipals                          Oppenheimer Rochester Maryland Municipal Fund
   Oppenheimer AMT-Free New York Municipals                 Oppenheimer Rochester Massachusetts Municipal Fund
   Oppenheimer California Municipal Fund                    Oppenheimer Rochester Michigan Municipal Fund
   Oppenheimer Institutional Money Market Fund              Oppenheimer Rochester Minnesota Municipal Fund
   Oppenheimer International Value Fund                     Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer Money Market Fund, Inc.                      Oppenheimer Rochester Virginia Municipal Fund
   Oppenheimer New Jersey Municipal Fund                    Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main Street Fund II      Rochester Fund Municipals
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund                    Oppenheimer Principal Protected Main Street Fund
   Oppenheimer AMT-Free Municipals                         Oppenheimer Principal Protected Main Street Fund II
   Oppenheimer AMT-Free New York Municipals                Oppenheimer Principal Protected Main Street Fund III
   Oppenheimer Balanced Fund                               Oppenheimer Quest Capital Value Fund, Inc.
   Oppenheimer California Municipal Fund                   Oppenheimer Quest International Value Fund, Inc.
   Oppenheimer Capital Income Fund                          Oppenheimer Rochester Arizona Municipal Fund
   Oppenheimer Cash Reserves                                Oppenheimer Rochester Maryland Municipal Fund
   Oppenheimer Convertible Securities Fund                  Oppenheimer Rochester Massachusetts Municipal Fund
   Oppenheimer Dividend Growth Fund                         Oppenheimer Rochester Michigan Municipal Fund
   Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Rochester Minnesota Municipal Fund
   Oppenheimer Institutional Money Market Fund              Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer New Jersey Municipal Fund                    Oppenheimer Rochester Virginia Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Oppenheimer Institutional Money Market Fund only offers Class E and Class L shares.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for
      Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal
      Protected Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer Developing
      Markets Fund and Oppenheimer International Small Company Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Effective as of the close of the New York Stock Exchange on May 31, 2007, shares of
      Oppenheimer Small- & Mid- Cap Value Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide
60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund,
Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund,
Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited
Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital
Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and
Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b)
plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the Funds to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that Fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the
"Redemption Date"). Normally, shares of the Funds to be acquired are purchased on the
Redemption Date, but such purchases may be delayed by either Fund up to five business days if they determine that they would be disadvantaged by an immediate transfer of the redemption proceeds. The Funds reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional
Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one funds and a purchase of shares of another. "Reinvestment
Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends and Distributions. The Funds have no fixed dividend rate. There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolios, and expenses borne by the
Funds or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      Some of the Underlying Funds have no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      Tax Status of the Funds' Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders.

      The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional
Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Funds.

      Generally, the character of the income or capital gains that the Funds receive from the Underlying Funds will pass through to the Funds' shareholders as long as the Funds and
Underlying Funds continue to qualify as regulated investment companies. However, short-term capital gains received from the Underlying Funds will be taxed as ordinary income to the
Funds and therefore may not be offset against long-term capital losses of the Funds and foreign tax credits or deductions passed through by the Underlying Funds may not "pass through" to the Funds' shareholders. Additionally, the redemption of Underlying Fund shares by the Funds may be more frequently characterized as a dividend as opposed to a sale or exchange of shares under tax rules applicable to redemptions, thereby resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

      Qualification as a Regulated Investment Company. The Funds have elected to be taxed as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As regulated investment companies, the Funds are not subject to federal income tax on the portion of their net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders. Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a
Fund (unless Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, a Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. Each
Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) or certain other income and net income derived from an interest in qualified publicly traded partnerships, as defined in the Internal Revenue Code.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, such Fund must not have invested more than 5% of the value of its total assets in securities of such issuer and the Fund must not hold more than
10% of the outstanding voting securities of such issuer. No more than 25% of the value of a
Fund's total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships as defined in the Internal Revenue Code. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by
December 31 each year, each Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, such Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. To meet this requirement, in certain circumstances the Funds might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Funds anticipate distributing substantially all of their investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. The tax rate on certain dividend income and long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning before January
1, 2009. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United
States, some corporations eligible for treaty benefits under a treaty with the United
States and corporations whose stock is readily tradable on an established securities market in the United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of the Underlying Funds' dividends when paid to the Funds may be eligible for treatment as qualified dividend income when paid to noncorporate shareholders of the Funds. In order for dividends paid by a Fund to be qualified dividend income, the respective Underlying Fund must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio, such Fund must meet the holding period and other requirements with respect to the Underlying Fund shares, and the non-corporate shareholder must meet holding period and certain other requirements with respect to the Fund's shares. To the extent that an Underlying Fund or a Fund engages in securities lending with respect to stock paying qualified dividend income, the ability to pay qualified dividend income to shareholders will be limited.

      Special provisions of the Internal Revenue Code govern the eligibility of a Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that such Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent a Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Funds may either retain or distribute to shareholders their net capital gain for each taxable year. The Funds currently intend to distribute any such amounts although their ability to do so will depend on whether the Underlying Funds distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution, they will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the distributing Fund before the shareholder acquired his or her shares.

      If a Fund elects to retain its net capital gain, it will be subject to tax on it at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the respective Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by certain Underlying Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United
States has entered into tax treaties with many foreign countries which entitle an
Underlying Fund to a reduced rate of, or exemption from, taxes on such income. The Funds will not be able to pass through certain foreign tax credits or deductions that would otherwise be available to a shareholder in an Underlying Fund.

      Distributions by the Funds that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders of each Fund will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If any prior distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's fiscal year, such distributions will be identified as such in notices sent to shareholders.

      Distributions by the Funds will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the applicable Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Each Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by a Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the same Fund
(including through dividend reinvestment) within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the applicable Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities (which are deemed not "effectively connected income") generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Under the provisions of the
American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a regulated investment company from short-term capital gains and qualifying net interest income
(including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends,"
generally will not be subject to U.S. withholding tax. Where possible, the Funds intend to make such designations. Under recent guidance issued by the IRS, a regulated investment company will generally be allowed to designate the maximum amount of its qualified dividend income, interest related dividends and short term capital gain dividends even where the aggregate of the amounts designated exceeds the amounts of the regulated investment company distributions. However, in any given tax year, there may be circumstances which would cause a Fund not to designate the maximum amount of interest-related income or short term capital gain income eligible for exemption. It is not possible to predict what portion, if any, of a Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign stockholders.

      The 2004 Tax Act also provides that distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Internal
Revenue Code and Treasury regulations (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain real estate investment trusts among other entities and certain real estate investment company capital gain dividends) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. stockholders. Such distributions may be subject to U.S. withholding tax and may require the foreign stockholder to file a U.S.
federal income tax return.

      These provisions generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008.

      If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from
30% withholding provided the Fund obtains a properly completed and signed Certificate of
Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of a Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which the Funds' shares may be exchanged. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Funds

The Distributor. The Funds' shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Funds' Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is a division of the Manager. It is responsible for maintaining the Funds' shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.
It also handles shareholder servicing and administrative functions. It serves as the
Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' portfolio securities and handling the delivery of such securities to and from the Funds. It is the practice of the
Funds to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Funds' cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the Independent
Registered Public Accounting Firm for the Funds. KPMG LLP audits the Funds' financial statements and performs other related audit services. KPMG LLP also act as the independent registered public accounting firm for certain other Funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Funds must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Conservative Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to
January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Conservative Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                               SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.1% 1
---------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,441,991   $    9,199,901
---------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                           506,371       13,499,858
                                                                        ---------------
                                                                            22,699,759
---------------------------------------------------------------------------------------
FIXED INCOME--66.0%
Oppenheimer Champion Income Fund, Cl. Y                     2,477,295       23,732,492
---------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                           6,523,270       66,406,884
---------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                  1,863,135       11,048,389
---------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y             3,414,211       33,834,824
                                                                        ---------------
                                                                           135,022,589
---------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                155,463       11,599,074
---------------------------------------------------------------------------------------
U.S. EQUITY--17.0%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                231,332       11,256,625
---------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                           280,537       11,619,830
---------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                 439,532       11,946,477
                                                                        ---------------
                                                                            34,822,932
---------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
5.35% 3                                                       637,460          637,460
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $199,187,678)                 100.1%     204,781,814
---------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.1)        (125,261)
                                                          -----------------------------

NET ASSETS                                                      100.0%  $  204,656,553
                                                          =============================

                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES          GROSS         GROSS              SHARES
                                                       JANUARY 31, 2006      ADDITIONS    REDUCTIONS    JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     99,978        143,194        11,840             231,332
Oppenheimer Champion Income Fund, Cl. Y                               -      2,511,921 a      34,626           2,477,295
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                                        524,309        959,662        41,980           1,441,991
Oppenheimer Core Bond Fund, Cl. Y                             2,533,270      4,171,755       181,755           6,523,270
Oppenheimer Global Fund, Cl. Y                                   66,908         99,627        11,072            155,463
Oppenheimer High Yield Fund, Cl. Y                              978,485      1,158,273     2,136,758                   -
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.35%                                       -      8,109,121     7,471,661             637,460
Oppenheimer International Bond Fund, Cl. Y                      751,912      1,165,106        53,883           1,863,135
Oppenheimer Limited-Term
Government Fund, Cl. Y                                        1,326,111      2,183,797        95,697           3,414,211
Oppenheimer Main Street Fund, Cl. Y                             117,728        177,051        14,242             280,537
Oppenheimer Real Estate Fund, Cl. Y                             230,456        315,662        39,747             506,371
Oppenheimer Value Fund, Cl. Y                                   181,842        273,690        16,000             439,532

                                                                                 VALUE      DIVIDEND            REALIZED
                                                                            SEE NOTE 1        INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 11,256,625   $         -    $         (2,201)
Oppenheimer Champion Income Fund, Cl. Y                                     23,732,492       723,488 b            (1,851)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      9,199,901       361,527 b           (82,458)
Oppenheimer Core Bond Fund, Cl. Y                                           66,406,884     2,445,706 b           (44,159)
Oppenheimer Global Fund, Cl. Y                                              11,599,074       153,044 b             3,159
Oppenheimer High Yield Fund, Cl. Y                                                   -       472,356 b            (6,189)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                      637,460         3,850                   -
Oppenheimer International Bond Fund, Cl. Y                                  11,048,389       318,063 b            (7,395)
Oppenheimer Limited-Term Government Fund, Cl. Y                             33,834,824     1,215,188 b           (13,487)
Oppenheimer Main Street Fund, Cl. Y                                         11,619,830       135,170 b            (3,124)
Oppenheimer Real Estate Fund, Cl. Y                                         13,499,858       482,342 b               671
Oppenheimer Value Fund, Cl. Y                                               11,946,477       220,877 b            (5,809)
                                                                          -----------------------------------------------
                                                                          $204,781,814   $ 6,531,611    $       (162,843)
                                                                          ===============================================

a Received 2,090,156 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $199,187,678)                                  $    204,781,814
-------------------------------------------------------------------------------------------
Cash                                                                                 5,099
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 914,220
Interest and dividends                                                             588,051
Investments sold                                                                    48,596
Other                                                                                4,946
                                                                          -----------------
Total assets                                                                   206,342,726

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                            1,275,914
Shares of beneficial interest redeemed                                             293,819
Distribution and service plan fees                                                  41,623
Shareholder communications                                                          24,806
Legal, auditing and other professional fees                                         18,625
Transfer and shareholder servicing agent fees                                       15,429
Trustees' compensation                                                              12,028
Other                                                                                3,929
                                                                          -----------------
Total liabilities                                                                1,686,173

-------------------------------------------------------------------------------------------
NET ASSETS                                                                $    204,656,553
                                                                          =================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                $         18,774
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                     197,500,739
-------------------------------------------------------------------------------------------
Accumulated net investment income                                                  536,524
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                     1,006,380
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                       5,594,136
                                                                          -----------------
NET ASSETS                                                                $    204,656,553
                                                                          =================

                          23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$110,377,482 and 10,097,912 shares of beneficial interest outstanding)                               $10.93
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                             $11.60
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,990,968
and 2,023,368 shares of beneficial interest outstanding)                                             $10.87
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,876,128
and 4,687,414 shares of beneficial interest outstanding)                                             $10.85
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,277,334
and 1,952,535 shares of beneficial interest outstanding)                                             $10.90
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $134,641 and 12,282 shares of beneficial interest outstanding)                             $10.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                           $   6,531,611
------------------------------------------------------------------------------------------------------------
Interest                                                                                             27,556
------------------------------------------------------------------------------------------------------------
Other income                                                                                            359
                                                                                              --------------
Total investment income                                                                           6,559,526

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             188,370
Class B                                                                                             158,470
Class C                                                                                             351,781
Class N                                                                                              68,193
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              56,697
Class B                                                                                              20,842
Class C                                                                                              41,409
Class N                                                                                              16,101
Class Y                                                                                                  22
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              24,184
Class B                                                                                              11,803
Class C                                                                                              16,633
Class N                                                                                               1,999
Class Y                                                                                                  18
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               12,318
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             546
------------------------------------------------------------------------------------------------------------
Other                                                                                                28,075
                                                                                              --------------
Total expenses                                                                                      997,461
Less waivers and reimbursements of expenses                                                             (81)
                                                                                              --------------
Net expenses                                                                                        997,380

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             5,562,146

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                               (162,843)
Distributions received from affiliated companies                                                  1,349,274
                                                                                              --------------
Net realized gain                                                                                 1,186,431
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              4,526,707

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $  11,275,284
                                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007            2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   5,562,146   $   1,267,858
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 1,186,431         318,074
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,526,707       1,067,429
                                                                              -------------------------------
Net increase in net assets resulting from operations                             11,275,284       2,653,361

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (3,003,750)       (681,145)
Class B                                                                            (480,154)       (105,273)
Class C                                                                          (1,164,379)       (216,389)
Class N                                                                            (517,426)       (125,016)
Class Y                                                                              (3,818)         (1,638)
                                                                              -------------------------------
                                                                                 (5,169,527)     (1,129,461)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (155,287)             --
Class B                                                                             (31,426)             --
Class C                                                                             (73,612)             --
Class N                                                                             (28,428)             --
Class Y                                                                                (185)             --
                                                                              -------------------------------
                                                                                   (288,938)             --

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          60,904,680      45,236,761
Class B                                                                          12,171,265       9,001,293
Class C                                                                          30,347,750      18,835,139
Class N                                                                          13,094,093       7,498,474
Class Y                                                                              31,178          91,201
                                                                              -------------------------------
                                                                                116,548,966      80,662,868

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                  122,365,785      82,186,768
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                              82,290,768         104,000 2
                                                                              -------------------------------
End of period (including accumulated net investment income
of $536,524 and $143,905, respectively)                                       $ 204,656,553   $  82,290,768
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.53   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .46             .38
Net realized and unrealized gain                                                        .29             .33
                                                                              -------------------------------
Total from investment operations                                                        .75             .71
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.33)           (.18)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.35)           (.18)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.93   $       10.53
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.11%           7.15%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $     110,378   $      46,318
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      76,542   $      21,844
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  4.24%           4.50%
Total expenses 5                                                                       0.38%           0.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.38%           0.51%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007       0.98%
               Period Ended January 31, 2006     1.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.49   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .36             .32
Net realized and unrealized gain                                                        .30             .32
                                                                              -------------------------------
Total from investment operations                                                        .66             .64
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)           (.15)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.28)           (.15)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.87   $       10.49
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     6.28%           6.44%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      21,991   $       9,163
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      15,882   $       4,018
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.36%           3.74%
Total expenses 5                                                                       1.23%           1.39%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.23%           1.34%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007     1.83%
               Period Ended January 31, 2006   2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.48   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .37        .32
Net realized and unrealized gain                             .29        .31
                                                       ----------------------
Total from investment operations                             .66        .63
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)      (.15)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.29)      (.15)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.85   $  10.48
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.28%      6.37%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  50,876   $ 19,145
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  35,277   $  7,647
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.46%      3.78%
Total expenses 5                                            1.19%      1.36%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.19%      1.33%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.79%
             Period Ended January 31, 2006          2.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.51   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .44        .41
Net realized and unrealized gain                             .28        .28
                                                       ----------------------
Total from investment operations                             .72        .69
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.31)      (.18)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.33)      (.18)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.90   $  10.51
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.84%      6.98%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  21,277   $  7,569
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  13,671   $  2,231
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.08%      4.82%
Total expenses 5                                            0.66%      0.72%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.66%      0.71%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.26%
             Period Ended January 31, 2006          1.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.54   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .49        .38
Net realized and unrealized gain                             .30        .35
                                                       ----------------------
Total from investment operations                             .79        .73
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.35)      (.19)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.37)      (.19)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.96   $  10.54
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          7.50%      7.34%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     135   $     96
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $     127   $     71
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.57%      4.42%
Total expenses 5                                            0.06%      0.30%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.06%      0.25%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            0.66%
             Period Ended January 31, 2006          0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R),
Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer
Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets

                         32 | CONSERVATIVE INVESTOR FUND

are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/ Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and

                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $548,267            $1,052,469                $--           $5,548,045

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                               REDUCTION TO
                                            ACCUMULATED NET
                     INCREASE TO              REALIZED GAIN
                     PAID-IN CAPITAL       ON INVESTMENTS 3
                     --------------------------------------
                     $153,114                      $153,114

3. $153,114, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                          YEAR ENDED       PERIOD ENDED
                                    JANUARY 31, 2007   JANUARY 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $      5,169,527   $      1,129,461
         Long-term capital gain              288,938                 --
                                    -----------------------------------
         Total                      $      5,458,465   $      1,129,461
                                    ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                         34 | CONSERVATIVE INVESTOR FUND

       Federal tax cost of securities      $  199,233,769
                                           ==============
       Gross unrealized appreciation       $    7,578,282
       Gross unrealized depreciation           (2,030,237)
                                           --------------
       Net unrealized appreciation         $    5,548,045
                                           ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $9,986 and payments of $251 were made to retired trustees, resulting in an accumulated liability of $9,735 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share

                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

holder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus
0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         6,963,555   $   74,510,538        4,892,094      $   50,465,464
Dividends and/or
distributions reinvested       273,173        2,955,734           58,785             607,250
Redeemed                    (1,539,439)     (16,561,592)        (560,256)         (5,835,953)
                            -----------------------------------------------------------------
Net increase                 5,697,289   $   60,904,680        4,390,623      $   45,236,761
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         1,545,034   $   16,399,320          949,406      $    9,789,255
Dividends and/or
distributions reinvested        44,717          481,607            9,315              95,942
Redeemed                      (439,932)      (4,709,662)         (85,272)           (883,904)
                            -----------------------------------------------------------------
Net increase                 1,149,819   $   12,171,265          873,449      $    9,001,293
                            =================================================================

                         36 | CONSERVATIVE INVESTOR FUND

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         3,733,906   $   39,648,370        1,904,973      $   19,653,821
Dividends and/or
distributions reinvested       104,459        1,122,933           19,416             199,792
Redeemed                      (977,406)     (10,423,553)         (98,034)         (1,018,474)
                            -----------------------------------------------------------------
Net increase                 2,860,959   $   30,347,750        1,826,355      $   18,835,139
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         1,890,946   $   20,227,682        1,007,278      $   10,503,896
Dividends and/or
distributions reinvested        43,968          474,413           11,897             122,654
Redeemed                      (702,789)      (7,608,002)        (298,865)         (3,128,076)
                            -----------------------------------------------------------------
Net increase                 1,232,125   $   13,094,093          720,310      $    7,498,474
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                            11,192   $      118,410           14,752      $      151,331
Dividends and/or
distributions reinvested           366            3,967              157               1,619
Redeemed                        (8,365)         (91,199)          (5,920)            (61,749)
                            -----------------------------------------------------------------
Net increase                     3,193   $       31,178            8,989      $       91,201
                            =================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $126,236,503     $7,287,599

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $123,858 to OFS for services to the
Portfolio.

                         37 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $339,811, $335,871 and
$216,428, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

                         38 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
January 31, 2007        $404,602            $923         $34,975         $14,310            $178

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$81 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in

                         39 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15,
2006. As of January 31, 2007, the Manager has evaluated the implications of FIN
48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                         40 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Moderate Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                           19 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                     SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           3,864,044    $  24,652,598
---------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                               1,351,142       36,021,440
                                                                               --------------
                                                                                  60,674,038

---------------------------------------------------------------------------------------------
FIXED INCOME--43.8%
Oppenheimer Champion Income Fund, Cl. Y                           6,341,189       60,748,588
---------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                11,639,178      118,486,838
---------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                        4,986,529       29,570,116
---------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                   5,914,588       58,613,569
                                                                               --------------
                                                                                 267,419,111

---------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.2%
Oppenheimer Global Fund, Cl. Y                                      831,381       62,029,320
---------------------------------------------------------------------------------------------
U.S. EQUITY--35.6%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                    1,239,117       60,295,453
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                               1,499,294       62,100,737
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                   2,033,988       30,936,958
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                     2,348,542       63,833,361
                                                                               --------------
                                                                                 217,166,509

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3       1,897,564        1,897,564

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $584,165,120)                        99.8%     609,186,542
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                         0.2        1,196,303
                                                                 ----------------------------
NET ASSETS                                                            100.0%   $ 610,382,845
                                                                 ============================

                           20 | MODERATE INVESTOR FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES                                            SHARES
                                                               JANUARY 31,            GROSS            GROSS     JANUARY 31,
                                                                      2006        ADDITIONS       REDUCTIONS            2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       452,591          820,723           34,197       1,239,117
Oppenheimer Champion Income Fund, Cl. Y                                 --        6,393,241 a         52,052       6,341,189
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                      1,239,352        2,701,647           76,955       3,864,044
Oppenheimer Core Bond Fund, Cl. Y                                3,823,987        8,038,131          222,940      11,639,178
Oppenheimer Global Fund, Cl. Y                                     307,304          566,577           42,500         831,381
Oppenheimer High Yield Fund, Cl. Y                               2,132,328        3,051,493        5,183,821              --
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%                                                            --       28,804,117       26,906,553       1,897,564
Oppenheimer International Bond Fund, Cl. Y                       1,704,413        3,377,939           95,823       4,986,529
Oppenheimer Limited-Term Government Fund, Cl. Y                  1,959,654        4,068,792          113,858       5,914,588
Oppenheimer Main Street Fund, Cl. Y                                533,482        1,009,269           43,457       1,499,294
Oppenheimer Main Street Opportunity Fund, Cl. Y                    729,566        1,370,938           66,516       2,033,988
Oppenheimer Real Estate Fund, Cl. Y                                527,524          898,794           75,176       1,351,142
Oppenheimer Value Fund, Cl. Y                                      829,078        1,563,344           43,880       2,348,542

                                                                                      VALUE         DIVIDEND        REALIZED
                                                                                 SEE NOTE 1           INCOME            LOSS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                 $   60,295,453    $          --    $     38,812
Oppenheimer Champion Income Fund, Cl. Y                                          60,748,588        1,199,700 b         2,599
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                          24,652,598          960,594 b       169,353
Oppenheimer Core Bond Fund, Cl. Y                                               118,486,838        4,199,544 b        69,237
Oppenheimer Global Fund, Cl. Y                                                   62,029,320          815,840 b        28,536
Oppenheimer High Yield Fund, Cl. Y                                                       --        1,737,465 b        15,099
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         1,897,564           18,255              --
Oppenheimer International Bond Fund, Cl. Y                                       29,570,116          817,417 b        13,532
Oppenheimer Limited-Term Government Fund, Cl. Y                                  58,613,569        2,033,230 b        17,783
Oppenheimer Main Street Fund, Cl. Y                                              62,100,737          717,241 b        27,770
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  30,936,958          843,357 b        15,430
Oppenheimer Real Estate Fund, Cl. Y                                              36,021,440        1,299,152 b        27,261
Oppenheimer Value Fund, Cl. Y                                                    63,833,361        1,174,091 b        22,467
                                                                             ------------------------------------------------
                                                                             $  609,186,542    $  15,815,886    $    447,879
                                                                             ================================================

a Received 5,084,247 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of non-cash dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $584,165,120)                              $  609,186,542
-------------------------------------------------------------------------------------
Cash                                                                           7,116
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         3,850,796
Interest and dividends                                                     1,199,053
Investments sold                                                             150,185
Other                                                                          9,386
                                                                      ---------------
Total assets                                                             614,403,078

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      3,247,894
Shares of beneficial interest redeemed                                       490,753
Distribution and service plan fees                                           123,145
Transfer and shareholder servicing agent fees                                 55,974
Shareholder communications                                                    40,612
Trustees' compensation                                                        32,591
Other                                                                         29,264
                                                                      ---------------
Total liabilities                                                          4,020,233

-------------------------------------------------------------------------------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $       53,628
-------------------------------------------------------------------------------------
Additional paid-in capital                                               578,274,656
-------------------------------------------------------------------------------------
Accumulated net investment income                                            999,526
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                               6,033,613
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                25,021,422
                                                                      ---------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============

                           22 | MODERATE INVESTOR FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$313,310,580 and 27,438,947 shares of beneficial interest outstanding)             $ 11.42
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 12.12
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,928,629
and 8,987,009 shares of beneficial interest outstanding)                           $ 11.34
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,351,224
and 12,562,015 shares of beneficial interest outstanding)                          $ 11.33
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,619,937
and 4,537,174 shares of beneficial interest outstanding)                           $ 11.38
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,172,475 and 102,372 shares of beneficial interest outstanding)        $ 11.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $    15,815,886
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                67,307
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             1,324
                                                                                               ----------------
Total investment income                                                                             15,884,517

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                511,859
Class B                                                                                                698,861
Class C                                                                                                954,943
Class N                                                                                                135,077
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                217,997
Class B                                                                                                105,245
Class C                                                                                                115,898
Class N                                                                                                 34,269
Class Y                                                                                                      3
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 53,284
Class B                                                                                                 29,093
Class C                                                                                                 25,278
Class N                                                                                                  2,898
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  33,399
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,489
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   37,849
                                                                                               ----------------
Total expenses                                                                                       2,957,442
Less reduction to custodian expenses                                                                       (11)
Less waivers and reimbursements of expenses                                                               (346)
                                                                                               ----------------
Net expenses                                                                                         2,957,085

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               12,927,432

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                  (447,879)
Distributions received from affiliated companies                                                     7,169,211
                                                                                               ----------------
Net realized gain                                                                                    6,721,332
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                20,367,168

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    40,015,932
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007               2006 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   12,927,432    $     2,808,609
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 6,721,332          1,518,222
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            20,367,168          4,654,254
                                                                             ------------------------------------
Net increase in net assets resulting from operations                             40,015,932          8,981,085

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (6,838,205)        (1,457,787)
Class B                                                                          (1,753,095)          (428,124)
Class C                                                                          (2,462,961)          (555,237)
Class N                                                                          (1,056,853)          (164,658)
Class Y                                                                             (23,344)            (5,308)
                                                                             ------------------------------------
                                                                                (12,134,458)        (2,611,114)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (694,225)                --
Class B                                                                            (231,731)                --
Class C                                                                            (318,700)                --
Class N                                                                            (111,013)                --
Class Y                                                                              (2,136)                --
                                                                             ------------------------------------
                                                                                 (1,357,805)                --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         191,855,068        104,188,008
Class B                                                                          60,241,093         35,779,888
Class C                                                                          88,079,456         46,402,364
Class N                                                                          37,858,714         11,835,440
Class Y                                                                             845,510            299,664
                                                                             ------------------------------------
                                                                                378,879,841        198,505,364

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                  405,403,510        204,875,335
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             204,979,335            104,000 2
                                                                             ------------------------------------
End of period (including accumulated net investment
income of $999,526 and $206,552, respectively)                               $  610,382,845    $   204,979,335
                                                                             ====================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.78    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .39                .38
Net realized and unrealized gain                                                        .55                .57
                                                                             ------------------------------------
Total from investment operations                                                        .94                .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.30)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.42    $         10.78
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.73%              9.58%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      313,311    $       107,686
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      206,672    $        43,984
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.57%              4.39%
Total expenses 5                                                                       0.40%              0.47%
Expenses after waivers and reimbursements and reduction to custodian
expenses                                                                               0.40%              0.46%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.01%
               Period Ended January 31, 2006       1.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | MODERATE INVESTOR FUND

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.74    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .58
                                                                             ------------------------------------
Total from investment operations                                                        .84                .89
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.34    $         10.74
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.80%              8.90%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      101,929    $        36,956
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       70,066    $        15,521
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.73%              3.56%
Total expenses 5                                                                       1.21%              1.31%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.21%              1.29%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.82%
               Period Ended January 31, 2006       1.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.73    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .57
                                                                             ------------------------------------
Total from investment operations                                                        .84                .88
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.33    $         10.73
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.85%              8.82%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      142,351    $        47,904
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       95,773    $        19,527
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.78%              3.64%
Total expenses 5                                                                       1.16%              1.23%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.16%              1.22%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.77%
               Period Ended January 31, 2006       1.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | MODERATE INVESTOR FUND

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.76    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .40                .40
Net realized and unrealized gain                                                        .51                .53
                                                                             ------------------------------------
Total from investment operations                                                        .91                .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.38    $         10.76
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.47%              9.35%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $       51,620    $        12,117
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       27,110    $         4,158
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.58%              4.56%
Total expenses 5                                                                       0.65%              0.68%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.65%              0.67%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.26%
               Period Ended January 31, 2006       1.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.79    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .56                .36
Net realized and unrealized gain                                                        .43                .61
                                                                             ------------------------------------
Total from investment operations                                                        .99                .97
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.30)              (.18)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.33)              (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.45    $         10.79
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     9.18%              9.79%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        1,172    $           316
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $          335   $            216
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  5.06%              4.20%
Total expenses 5                                                                       0.00%              0.28%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.00%              0.12%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         0.61%
               Period Ended January 31, 2006       0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income.
The Portfolio is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is
OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer
Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund
(individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that

                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class outstanding on that day. To determine net asset values, the Underlying
Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                           32 | MODERATE INVESTOR FUND

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $   1,031,319     $  6,161,658              $  --        $  24,893,377

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                  REDUCTION TO ACCUMULATED
      INCREASE TO PAID-IN CAPITAL       NET REALIZED GAIN ON INVESTMENTS 3
      --------------------------------------------------------------------
      $  680,350                                                $  680,350

3. $680,350, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                           YEAR ENDED          PERIOD ENDED
                                     JANUARY 31, 2007      JANUARY 31, 2006
     ----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                    $  12,134,458          $  2,611,114
     Long-term capital gain                 1,357,805                    --
                                        -----------------------------------
     Total                              $  13,492,263          $  2,611,114
                                        ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                  $  584,293,165
                                                ==============
Gross unrealized appreciation                   $   30,268,682
Gross unrealized depreciation                       (5,375,305)
                                                --------------
Net unrealized appreciation                     $   24,893,377
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $27,088 and payments of $689 were made to retired trustees, resulting in an accumulated liability of $26,399 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                           34 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        20,288,978   $  223,056,909       10,348,982      $  108,067,839
Dividends and/or
distributions reinvested       639,909        7,205,339          131,505           1,380,804
Redeemed                    (3,480,234)     (38,407,180)        (500,193)         (5,260,635)
                           ------------------------------------------------------------------
Net increase                17,448,653   $  191,855,068        9,980,294      $  104,188,008
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         6,606,757   $   71,847,371        3,602,759      $   37,460,502
Dividends and/or
distributions reinvested       169,423        1,897,534           38,687             404,664
Redeemed                    (1,231,276)     (13,503,812)        (199,441)         (2,085,278)
                           ------------------------------------------------------------------
Net increase                 5,544,904   $   60,241,093        3,442,005      $   35,779,888
                           ==================================================================

                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         9,578,836   $  104,254,518        4,610,775       $  47,936,138
Dividends and/or
distributions reinvested       232,677        2,603,646           48,772             509,662
Redeemed                    (1,715,538)     (18,778,708)        (193,607)         (2,043,436)
                           ------------------------------------------------------------------
Net increase                 8,095,975   $   88,079,456        4,465,940       $  46,402,364
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         4,596,537   $   50,879,391        1,274,902       $  13,414,589
Dividends and/or
distributions reinvested        94,107        1,056,826           14,511             152,071
Redeemed                    (1,279,558)     (14,077,503)        (163,425)         (1,731,220)
                           ------------------------------------------------------------------
Net increase                 3,411,086   $   37,858,714        1,125,988       $  11,835,440
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                           102,771   $    1,171,814           35,197       $     362,730
Dividends and/or
distributions reinvested         2,252           25,447              503               5,289
Redeemed                       (31,969)        (351,751)          (6,482)            (68,355)
                           ------------------------------------------------------------------
Net increase                    73,054   $      845,510           29,218       $     299,664
                           ==================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                              $ 398,091,239   $ 15,833,706

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $433,544 to OFS for services to the
Portfolio.

                           36 | MODERATE INVESTOR FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $1,467,225, $952,601 and
$434,332, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the

                           37 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
January 31, 2007      $  1,329,676        $  6,009      $  141,693       $  29,564        $  7,827

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$346 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December
15, 2006. As of January 31, 2007, the Manager has evaluated the implications of
FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

                           38 | MODERATE INVESTOR FUND

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                           39 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Equity
Investor Fund, formerly Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Equity Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                            18 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                      SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
GLOBAL EQUITY--29.7%
Oppenheimer Developing Markets Fund, Cl. Y                           425,351   $  17,371,323
---------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                       915,262      68,287,717
---------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                         430,055      15,761,516
                                                                               --------------
                                                                                 101,420,556

---------------------------------------------------------------------------------------------
U.S. EQUITY--69.8%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                     1,364,861      66,414,138
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                1,239,380      51,335,107
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                    2,241,434      34,092,207
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                      1,423,589      33,710,600
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                      1,940,570      52,744,684
                                                                               --------------
                                                                                 238,296,736

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3          812,798         812,798

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $320,374,505)                         99.8%    340,530,090
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          0.2         779,347
                                                                   --------------------------
NET ASSETS                                                             100.0%  $ 341,309,437
                                                                   ==========================

                            19 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      393,164         983,560        11,863       1,364,861
Oppenheimer Developing Markets Fund, Cl. Y                        131,194         314,497        20,340         425,351
Oppenheimer Global Fund, Cl. Y                                    265,671         662,425        12,834         915,262
Oppenheimer Global Opportunities Fund, Cl. Y                      124,676         323,417        18,038         430,055
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                     --      18,991,348    18,178,550         812,798
Oppenheimer Main Street Fund, Cl. Y                               347,889         901,686        10,195       1,239,380
Oppenheimer Main Street Opportunity Fund, Cl. Y                   633,885       1,625,988        18,439       2,241,434
Oppenheimer Main Street Small Cap Fund, Cl. Y                     409,733       1,025,265        11,409       1,423,589
Oppenheimer Value Fund, Cl. Y                                     541,824       1,414,683        15,937       1,940,570

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  66,414,138   $        --   $     (12,619)
Oppenheimer Developing Markets Fund, Cl. Y                                     17,371,323       526,250 a         6,359
Oppenheimer Global Fund, Cl. Y                                                 68,287,717       877,397 a       (15,027)
Oppenheimer Global Opportunities Fund, Cl. Y                                   15,761,516     1,056,485 a          (933)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         812,798        11,695              --
Oppenheimer Main Street Fund, Cl. Y                                            51,335,107       579,774 a        (5,715)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                34,092,207       911,538 a        (4,346)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  33,710,600       595,977 a       (12,265)
Oppenheimer Value Fund, Cl. Y                                                  52,744,684       948,586 a        (4,716)
                                                                            --------------------------------------------
                                                                            $ 340,530,090   $ 5,507,702   $     (49,262)
                                                                            ============================================

a All or portion of the transactions were the results of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            20 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $320,374,505)                                                       $ 340,530,090
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                   5,923
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 2,010,024
Investments sold                                                                                      82,990
Interest and dividends                                                                                 4,474
Other                                                                                                  5,647
                                                                                               --------------
Total assets                                                                                     342,639,148

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                903,935
Shares of beneficial interest redeemed                                                               234,836
Distribution and service plan fees                                                                    68,119
Transfer and shareholder servicing agent fees                                                         51,098
Shareholder communications                                                                            32,192
Trustees' compensation                                                                                16,564
Other                                                                                                 22,967
                                                                                               --------------
Total liabilities                                                                                  1,329,711

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $      27,107
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       313,032,247
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (16,141)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       8,110,639
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        20,155,585
                                                                                               --------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============

                            21 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $173,539,184
and 13,740,671 shares of beneficial interest outstanding)                                      $ 12.63
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $ 13.40
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $59,405,873 and 4,736,815 shares of
beneficial interest outstanding)                                                               $ 12.54
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $70,691,519 and 5,639,824 shares of
beneficial interest outstanding)                                                               $ 12.53
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,651,911 and 2,829,694 shares of
beneficial interest outstanding)                                                               $ 12.60
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,020,950 and 159,542 shares of beneficial interest outstanding)                              $ 12.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            22 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $     5,507,702
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                33,983
---------------------------------------------------------------------------------------------------------------
Other income                                                                                               861
                                                                                               ----------------
Total investment income                                                                              5,542,546

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                268,972
Class B                                                                                                384,556
Class C                                                                                                451,719
Class N                                                                                                 93,970
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                209,311
Class B                                                                                                 88,498
Class C                                                                                                100,720
Class N                                                                                                 29,532
Class Y                                                                                                    142
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 49,029
Class B                                                                                                 24,131
Class C                                                                                                 20,603
Class N                                                                                                  2,473
Class Y                                                                                                      4
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  17,007
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,138
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   27,749
                                                                                               ----------------
Total expenses                                                                                       1,769,554
Less reduction to custodian expenses                                                                       (76)
Less waivers and reimbursements of expenses                                                               (221)
                                                                                               ----------------
Net expenses                                                                                         1,769,257

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                3,773,289

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                   (49,262)
Distributions received from affiliated companies                                                     9,162,902
                                                                                               ----------------
Net realized gain                                                                                    9,113,640
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                14,991,693

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    27,878,622
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            23 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007         2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    3,773,289   $    591,687
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  9,113,640      1,283,674
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             14,991,693      5,163,892
                                                                              -------------------------------
Net increase in net assets resulting from operations                              27,878,622      7,039,253

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (2,293,120)      (380,503)
Class B                                                                             (510,255)      (127,617)
Class C                                                                             (615,967)      (120,802)
Class N                                                                             (486,103)       (41,332)
Class Y                                                                              (30,630)        (6,678)
                                                                              -------------------------------
                                                                                  (3,936,075)      (676,932)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (522,857)       (67,178)
Class B                                                                             (182,273)       (28,621)
Class C                                                                             (214,177)       (25,903)
Class N                                                                             (112,075)        (7,402)
Class Y                                                                               (5,808)        (1,071)
                                                                              -------------------------------
                                                                                  (1,037,190)      (130,175)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          113,644,714     44,717,597
Class B                                                                           36,285,425     17,711,412
Class C                                                                           45,942,782     18,857,875
Class N                                                                           27,802,175      5,289,149
Class Y                                                                            1,165,948        650,857
                                                                              -------------------------------
                                                                                 224,841,044     87,226,890

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                   247,746,401     93,459,036
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                               93,563,036        104,000 2
                                                                              -------------------------------

End of period (including accumulated net investment loss of
$16,141 and $41, respectively)                                                $  341,309,437   $ 93,563,036
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.60   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .25            .22
Net realized and unrealized gain                                                        1.00           1.52
                                                                              -------------------------------
Total from investment operations                                                        1.25           1.74
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.18)          (.12)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.22)          (.14)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.63   $      11.60
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     10.85%         17.46%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      173,539   $     48,132
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      109,318   $     17,321
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.07%          2.47%
Total expenses 5                                                                        0.50%          0.70%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     0.50%          0.68%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.15%
             Period Ended January 31, 2006          1.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.55   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .14            .16
Net realized and unrealized gain                                                        1.01           1.50
                                                                              -------------------------------
Total from investment operations                                                        1.15           1.66
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.12)          (.09)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.16)          (.11)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.54   $      11.55
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      9.97%         16.70%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       59,406   $     19,078
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       38,569   $      7,050
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.19%          1.83%
Total expenses 5                                                                        1.31%          1.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     1.31%          1.50%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.96%
             Period Ended January 31, 2006          2.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.54   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .14        .15
Net realized and unrealized gain                                1.01       1.51
                                                           ---------------------
Total from investment operations                                1.15       1.66
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.12)      (.10)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.16)      (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.53   $  11.54
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.00%     16.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  70,691   $ 20,034
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  45,312   $  6,131
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.23%      1.71%
Total expenses 5                                                1.29%      1.48%
Expenses after waivers and reimbursements
and reduction to custodian expenses                             1.29%      1.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.94%
                    Period Ended January 31, 2006        2.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.59   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                 .94       1.49
                                                           ---------------------
Total from investment operations                                1.23       1.73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.18)      (.12)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.22)      (.14)
--------------------------------------------------------------------------------

Net asset value, end of period                             $   12.60   $  11.59
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.67%     17.34%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  35,652   $  5,608
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  18,874   $  1,717
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.47%      2.62%
Total expenses 5                                                0.69%      0.79%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.69%      0.78%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.34%
                    Period Ended January 31, 2006        1.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.61   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                1.03       1.52
                                                           ---------------------
Total from investment operations                                1.32       1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.22)      (.13)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.26)      (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.67   $  11.61
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             11.42%     17.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   2,021   $    711
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $   1,267   $    331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.46%      2.67%
Total expenses 5                                                0.03%      0.30%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.03%      0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        0.68%
                    Period Ended January 31, 2006        0.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Equity Investor Fund formerly known as Aggressive Investor Fund (the
"Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in
Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer
Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global
Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street
Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer
Value Fund and Oppenheimer Institutional Money Market Fund (individually, an
"Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets

                           30 | EQUITY INVESTOR FUND

are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds
in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                            31 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
      $ --             $ 8,112,082               $ --              $ 20,154,142

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                        REDUCTION TO
                                     REDUCTION TO        ACCUMULATED
                                      ACCUMULATED       NET REALIZED
      INCREASE TO                  NET INVESTMENT            GAIN ON
      PAID-IN CAPITAL                        LOSS      INVESTMENTS 3
      --------------------------------------------------------------
         $ 795,429                      $ 146,686          $ 942,115

3. $795,429, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                       YEAR ENDED       PERIOD ENDED
                                 JANUARY 31, 2007   JANUARY 31, 2006
      --------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $ 3,936,056          $ 807,107
      Long-term capital gain            1,037,209                 --
                                 -----------------------------------
      Total                           $ 4,973,265          $ 807,107
                                 ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

                            32 | EQUITY INVESTOR FUND

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities         $    320,375,948
                                       ================

Gross unrealized appreciation          $     20,793,751
Gross unrealized depreciation                  (639,609)
                                       ----------------
Net unrealized appreciation            $     20,154,142
                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $13,776 and payments of $355 were made to retired trustees, resulting in an accumulated liability of $13,421 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                            33 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                        10,788,987   $ 127,694,890        4,307,796       $ 46,498,407
Dividends and/or
distributions reinvested       217,939       2,704,630           38,611            427,037
Redeemed                    (1,417,148)    (16,754,806)        (205,514)        (2,207,847)
                           ----------------------------------------------------------------
Net increase                 9,589,778   $ 113,644,714        4,140,893       $ 44,717,597
                           ================================================================

                            34 | EQUITY INVESTOR FUND

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT          SHARES              AMOUNT
-------------------------------------------------------------------------------------------
CLASS B
Sold                         3,586,753   $  42,131,412      1,712,718        $  18,374,371
Dividends and/or
distributions reinvested        54,487         671,822         13,238              145,879
Redeemed                      (556,353)     (6,517,809)       (74,128)            (808,838)
                           ----------------------------------------------------------------
Net increase                 3,084,887   $  36,285,425      1,651,828        $  17,711,412
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                         4,655,073   $  54,733,344      1,784,313        $  19,370,332
Dividends and/or
distributions reinvested        65,253         803,921         12,844              141,411
Redeemed                      (816,245)     (9,594,483)       (61,514)            (653,868)
                           ----------------------------------------------------------------
Net increase                 3,904,081   $  45,942,782      1,735,643        $  18,857,875
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                         2,837,844   $  33,657,788        536,355        $   5,884,519
Dividends and/or
distributions reinvested        41,434         512,955          3,629               40,096
Redeemed                      (533,502)     (6,368,568)       (56,166)            (635,466)
                           ----------------------------------------------------------------
Net increase                 2,345,776   $  27,802,175        483,818        $   5,289,149
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                           121,765   $   1,440,825         69,936        $     744,994
Dividends and/or
distributions reinvested         2,927          36,412            699                7,734
Redeemed                       (26,372)       (311,289)        (9,513)            (101,871)
                           ----------------------------------------------------------------
Net increase                    98,320   $   1,165,948         61,122        $     650,857
                           ================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                PURCHASES         SALES
         --------------------------------------------------------------
         Investment securities              $ 237,016,650   $ 4,467,498

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.

                            35 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $388,730 to OFS for services to the
Portfolio.

     Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $978,843, $487,187 and
$248,623, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

                            36 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
                   CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2007          $ 798,660             $ 48         $ 67,253         $ 13,101          $ 1,835

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$221 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will

                            37 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

not be fully realized. FIN 48 is effective for fiscal years beginning after
December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the
Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                            38 | EQUITY INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Active
Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Active Allocation Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                           19 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                     VALUE
                                                                  SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT--6.2%
Oppenheimer Real Estate Fund, Cl. Y                            4,290,964   $   114,397,122
-------------------------------------------------------------------------------------------
FIXED INCOME--23.4%
Oppenheimer Champion Income Fund, Cl. Y                        3,973,401        38,065,182
-------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             17,144,429       174,530,294
-------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     2,779,230        16,480,832
-------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                      41,051,737       174,880,398
-------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                       3,000,034        28,260,323
                                                                           ----------------
                                                                               432,217,029

-------------------------------------------------------------------------------------------
GLOBAL EQUITY--20.1%
Oppenheimer Developing Markets Fund, Cl. Y                       366,377        14,962,836
-------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                 2,405,097       179,444,278
-------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                   2,450,325        89,804,395
-------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                   1,566,542        44,364,461
-------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y              558,527        15,069,057
-------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A        1,270,789        28,224,216
                                                                           ----------------
                                                                               371,869,243

-------------------------------------------------------------------------------------------
U.S. EQUITY--49.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                 5,035,770       245,040,531
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            4,361,432       180,650,507
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                6,480,652        98,570,721
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                  4,007,613        94,900,278
-------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                  762,924        29,235,233
-------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  9,865,588       268,146,693
                                                                           ----------------
                                                                               916,543,963

-------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3    6,349,533         6,349,533
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,725,106,789)                   99.5%    1,841,376,890

-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.5         9,308,861
                                                              -----------------------------

NET ASSETS                                                         100.0%  $ 1,850,685,751
                                                              =============================

                           20 | ACTIVE ALLOCATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    1,206,388       3,940,179       110,797       5,035,770
Oppenheimer Champion Income Fund, CI. Y                                --       4,016,113 a      42,712       3,973,401
Oppenheimer Core Bond Fund, Cl. Y                               5,106,446      14,435,409     2,397,426      17,144,429
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y          3,273,185       1,528,500     4,801,685              --
Oppenheimer Developing Markets Fund, Cl. Y                        735,369         627,112       996,104         366,377
Oppenheimer Global Fund, Cl. Y                                    817,108       1,711,507       123,518       2,405,097
Oppenheimer Global Opportunities Fund, Cl. Y                      771,757       1,700,456        21,888       2,450,325
Oppenheimer High Yield Fund, Cl. Y                                     --       3,212,815     3,212,815              --
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%              --      55,347,770    48,998,237       6,349,533
Oppenheimer International Bond Fund, Cl. Y                             --       2,826,079        46,849       2,779,230
Oppenheimer International Growth Fund, Cl. Y                           --       5,307,789     3,741,247       1,566,542
Oppenheimer International Small Company Fund, Cl. Y             1,296,021       1,395,685     2,133,179         558,527
Oppenheimer Main Street Fund, Cl. Y                             1,422,021       3,054,812       115,401       4,361,432
Oppenheimer Main Street Opportunity Fund, Cl. Y                 1,943,920       4,584,594        47,862       6,480,652
Oppenheimer Main Street Small Cap Fund, Cl. Y                   1,258,510       2,798,723        49,620       4,007,613
Oppenheimer Quest International Value Fund, Inc., Cl. A                --       4,142,780     2,871,991       1,270,789
Oppenheimer Real Estate Fund, Cl. Y                             1,403,079       2,919,127        31,242       4,290,964
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                        --         774,860        11,936         762,924
Oppenheimer Strategic Income Fund, Cl. Y                       12,557,766      28,830,059       336,088      41,051,737
Oppenheimer U.S. Government Trust, Cl. Y                        2,764,889       5,067,407     4,832,262       3,000,034
Oppenheimer Value Fund, Cl. Y                                   2,210,413      11,655,581     4,000,406       9,865,588

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                               $  245,040,531   $        --    $    (22,587)
Oppenheimer Champion Income Fund, CI. Y                                        38,065,182       745,915 b           (16)
Oppenheimer Core Bond Fund, Cl. Y                                             174,530,294     6,357,289 b      (807,105)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                --       194,036 b      (795,037)
Oppenheimer Developing Markets Fund, Cl. Y                                     14,962,836       459,594 b     3,506,348
Oppenheimer Global Fund, Cl. Y                                                179,444,278     2,313,737 b        61,146
Oppenheimer Global Opportunities Fund, Cl. Y                                   89,804,395     6,104,016 b       (53,943)
Oppenheimer High Yield Fund, Cl. Y                                                     --       625,415 b        (2,637)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                       6,349,533        65,979              --
Oppenheimer International Bond Fund, Cl. Y                                     16,480,832       287,999 b        (2,638)
Oppenheimer International Growth Fund, Cl. Y                                   44,364,461       466,953 b    (2,775,829)
Oppenheimer International Small Company Fund, Cl. Y                            15,069,057       273,764 b       727,823
Oppenheimer Main Street Fund, Cl. Y                                           180,650,507     2,049,777 b        (9,636)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                98,570,721     2,665,228 b       (12,064)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  94,900,278     1,692,596 b       (31,539)
Oppenheimer Quest International Value Fund, Inc., Cl. A                        28,224,216       944,545 b     2,210,540
Oppenheimer Real Estate Fund, Cl. Y                                           114,397,122     4,107,218 b       (23,640)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                29,235,233       736,822 b       (13,088)
Oppenheimer Strategic Income Fund, Cl. Y                                      174,880,398     6,146,225 b       (43,749)
Oppenheimer U.S. Government Trust, Cl. Y                                       28,260,323       850,588 b      (524,723)
Oppenheimer Value Fund, Cl. Y                                                 268,146,693     4,853,831 b      (209,697)
                                                                           ---------------------------------------------
                                                                           $1,841,376,890   $41,941,527    $  1,177,929
                                                                           =============================================

a Received 3,160,989 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investment--Affiliated companies (cost $1,725,106,789)          $ 1,841,376,890
--------------------------------------------------------------------------------
Cash                                                                     82,074
--------------------------------------------------------------------------------
Cash used for collateral on futures                                   1,455,226
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                71,607
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   14,355,365
Interest and dividends                                                1,309,510
Investments sold                                                        637,430
Futures margins                                                          68,680
Other                                                                    22,510
                                                                ----------------
Total assets                                                      1,859,379,292

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                               152,060
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 6,471,197
Shares of beneficial interest redeemed                                1,295,097
Distribution and service plan fees                                      368,252
Transfer and shareholder servicing agent fees                           175,135
Trustees' compensation                                                   93,187
Shareholder communications                                               86,043
Other                                                                    52,570
                                                                ----------------
Total liabilities                                                     8,693,541

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,850,685,751
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       154,079
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,707,967,526
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,861,582
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                         22,413,507
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          117,289,057
                                                                ----------------

NET ASSETS                                                      $ 1,850,685,751
                                                                ================

                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $956,519,613 and 79,393,209 shares of beneficial interest
outstanding)                                                            $ 12.05
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                             $ 12.79
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $349,024,430 and 29,151,150 shares of beneficial interest
outstanding)                                                            $ 11.97
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $433,213,171 and 36,221,676 shares of beneficial interest
outstanding)                                                            $ 11.96
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,145,668 and 9,083,217 shares of beneficial interest
outstanding)                                                            $ 12.02
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,782,869 and 230,075 shares of beneficial interest
outstanding)                                                            $ 12.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $  41,941,527
--------------------------------------------------------------------------------
Interest                                                                198,791
--------------------------------------------------------------------------------
Other income                                                              3,353
                                                                  --------------
Total investment income                                              42,143,671

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,502,817
Class B                                                               2,287,115
Class C                                                               2,711,958
Class N                                                                 313,696
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 739,555
Class B                                                                 349,911
Class C                                                                 365,147
Class N                                                                  50,929
Class Y                                                                      73
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 130,291
Class B                                                                  70,468
Class C                                                                  59,199
Class N                                                                   4,609
--------------------------------------------------------------------------------
Asset allocation fees                                                 1,167,638
--------------------------------------------------------------------------------
Trustees' compensation                                                   95,556
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,092
--------------------------------------------------------------------------------
Other                                                                    60,136
                                                                  --------------
Total expenses                                                        9,914,190
Less reduction to custodian expenses                                       (270)
Less waivers and reimbursements of expenses                             (40,776)
                                                                  --------------
Net expenses                                                          9,873,144

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,270,527

                           24 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                              $   1,177,929
Distributions received from affiliated companies                     31,989,767
Closing and expiration of futures contracts                          (7,123,542)
Swap contracts                                                          658,034
                                                                  --------------

Net realized gain                                                    26,702,188
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          93,167,482
Futures contracts                                                     1,099,409
Swap contracts                                                          (80,453)
                                                                  --------------
Net change in unrealized appreciation                                94,186,438

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 153,159,153
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007          2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   32,270,527   $   8,127,024
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 26,702,188       5,393,678
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             94,186,438      23,102,619
                                                                              --------------------------------
Net increase in net assets resulting from operations                             153,159,153      36,623,321

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (17,134,058)     (4,500,051)
Class B                                                                           (4,713,190)     (1,549,890)
Class C                                                                           (5,972,851)     (1,619,117)
Class N                                                                           (1,888,584)       (414,437)
Class Y                                                                              (50,117)         (6,386)
                                                                              --------------------------------
                                                                                 (29,758,800)     (8,089,881)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (3,316,909)       (376,546)
Class B                                                                           (1,236,698)       (149,661)
Class C                                                                           (1,515,292)       (153,460)
Class N                                                                             (381,215)        (35,176)
Class Y                                                                               (8,618)           (507)
                                                                              --------------------------------
                                                                                  (6,458,732)       (715,350)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          602,241,849     278,869,967
Class B                                                                          210,888,833     109,728,240
Class C                                                                          280,476,657     119,590,827
Class N                                                                           74,350,364      27,088,823
Class Y                                                                            2,130,523         455,957
                                                                              --------------------------------
                                                                               1,170,088,226     535,733,814

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                 1,287,029,847     563,551,904
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              563,655,904         104,000 2
                                                                              --------------------------------
End of period (including accumulated net investment income of $2,861,582
and $53,764, respectively)                                                    $1,850,685,751   $ 563,655,904
                                                                              ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.10    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .43
Net realized and unrealized gain                                                        .89                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.24               1.32
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.24)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.05    $         11.10
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.14%             13.31%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      956,520    $       293,578
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      605,517    $       112,224
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.10%              4.94%
Total expenses 5                                                                       0.51%              0.56%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.50%              0.55%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.16%
               Period Ended January 31, 2006     1.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.07    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .26                .36
Net realized and unrealized gain                                                        .86                .91
                                                                             -----------------------------------
Total from investment operations                                                       1.12               1.27
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.17)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.22)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.97    $         11.07
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.15%             12.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      349,024    $       115,629
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      229,365    $        46,284
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.26%              4.06%
Total expenses 5                                                                       1.29%              1.37%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.29%              1.34%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.94%
               Period Ended January 31, 2006     2.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.06    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .27                .37
Net realized and unrealized gain                                                        .86                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.13               1.26
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.18)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.23)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.96    $         11.06
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.21%             12.66%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      433,213    $       125,622
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      272,038    $        45,647
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.34%              4.18%
Total expenses 5                                                                       1.27%              1.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.26%              1.31%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.92%
               Period Ended January 31, 2006     2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.09    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .46
Net realized and unrealized gain                                                        .86                .85
                                                                             -----------------------------------
Total from investment operations                                                       1.21               1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.23)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.28)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.02    $         11.09
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.88%             13.18%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      109,146    $        28,345
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       62,929    $         9,156
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.07%              5.28%
Total expenses 5                                                                       0.70%              0.73%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.70%              0.72%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.35%
               Period Ended January 31, 2006     1.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.13    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .44                .39
Net realized and unrealized gain                                                        .85                .97
                                                                             -----------------------------------
Total from investment operations                                                       1.29               1.36
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.21)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.32)              (.23)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        12.10    $         11.13
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.56%             13.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        2,783    $           482
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $        1,317    $           196
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.79%              4.44%
Total expenses 5                                                                       0.11%              0.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.11%              0.21%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     0.76%
               Period Ended January 31, 2006     1.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund,
Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R),
Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Strategic Income Fund, Oppenheimer Value Fund and Oppenheimer
Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds, which are also considered Underlying Funds, or money market securities based on recommendations made by the Manager.

Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund
Oppenheimer Core Bond Fund
Oppenheimer Champion Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund

                           32 | ACTIVE ALLOCATION FUND

Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Commodity Strategy Total Return Fund(R)
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the
Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying
Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a

                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

money market fund under the Investment Company Act of 1940, as amended. The
Manager is also the investment advisor of IMMF. The Portfolio's investment in
IMMF is included in the Statement of Investments. As a shareholder, the
Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse
Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the
Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
-------------------------------------------------------------------------------
       $2,923,904      $25,441,757                $--              $114,289,345

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

                           34 | ACTIVE ALLOCATION FUND

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the
Portfolio. Accordingly, the following amounts have been reclassified for January
31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                 REDUCTION TO
                                                                  ACCUMULATED
                                                INCREASE TO      NET REALIZED
             INCREASE TO                    ACCUMULATED NET           GAIN ON
             PAID-IN CAPITAL              INVESTMENT INCOME     INVESTMENTS 3
             ----------------------------------------------------------------
             $1,706,263                            $296,091        $2,002,354

3. $1,706,263, including $1,698,839 of long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                                YEAR ENDED       PERIOD ENDED
                                          JANUARY 31, 2007   JANUARY 31, 2006
             ----------------------------------------------------------------
             Distributions paid from:
             Ordinary income                  $ 30,212,092       $  8,805,231
             Long-term capital gain              6,005,440                 --
                                              -------------------------------
             Total                            $ 36,217,532       $  8,805,231
                                              ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $  1,727,146,806
             Federal tax cost of other investments         (38,581,222)
                                                      ----------------
             Total federal tax cost                   $  1,688,565,584
                                                      ================

             Gross unrealized appreciation            $    117,372,702
             Gross unrealized depreciation                  (3,083,357)
                                                      ----------------
             Net unrealized appreciation              $    114,289,345
                                                      ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $77,487 and payments

                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of $1,985 were made to retired trustees,  resulting in an accumulated  liability of $75,502 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES           AMOUNT        SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          57,596,220    $ 654,562,965    27,068,123          $ 285,660,045
Dividends and/or
distributions reinvested       1,662,202       19,663,799       438,928              4,665,805
Redeemed                      (6,303,806)     (71,984,915)   (1,078,458)           (11,455,883)
                              -----------------------------------------------------------------
Net increase                  52,954,616    $ 602,241,849    26,428,593          $ 278,869,967
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                          21,225,979    $ 239,218,008    10,764,936          $ 113,091,487
Dividends and/or
distributions reinvested         490,803        5,771,900       154,655              1,639,339
Redeemed                      (3,014,115)     (34,101,075)     (471,208)            (5,002,586)
                              -----------------------------------------------------------------
Net increase                  18,702,667    $ 210,888,833    10,448,383          $ 109,728,240
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                          27,543,050    $ 310,509,299    11,696,791          $ 123,196,995
Dividends and/or
distributions reinvested         600,867        7,060,230       155,748              1,649,374
Redeemed                      (3,282,836)     (37,092,872)     (492,044)            (5,255,542)
                              -----------------------------------------------------------------
Net increase                  24,861,081    $ 280,476,657    11,360,495          $ 119,590,827
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                           7,119,593    $  81,030,208     2,664,849          $  28,261,231
Dividends and/or
distributions reinvested         176,954        2,088,058        42,051                446,165
Redeemed                        (769,703)      (8,767,902)     (150,627)            (1,618,573)
                              -----------------------------------------------------------------
Net increase                   6,526,844    $  74,350,364     2,556,273          $  27,088,823
                              =================================================================

                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                 SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS Y
Sold                            197,518    $  2,248,494            54,640        $  577,537
Dividends and/or
distributions reinvested          4,945          58,703               645             6,870
Redeemed                        (15,653)       (176,674)          (12,120)         (128,450)
                            ---------------------------------------------------------------
Net increase                    186,810    $  2,130,523            43,165        $  455,957
                            ===============================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                     PURCHASES            SALES
-------------------------------------------------------------------------------
Investment securities                           $1,647,337,564     $464,132,371

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $1,380,526 to OFS for services to the
Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the

                           38 | ACTIVE ALLOCATION FUND

Portfolio's principal underwriter in the continuous public offering of the
Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $5,145,968, $2,910,863 and
$897,937, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
January 31, 2007    $   3,640,370    $       7,591    $     350,030    $      70,255    $       7,339
-----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds

                           39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%,
2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended January 31, 2007, the Manager reimbursed the
Portfolio $20,446, $7,730, $9,156, $2,146 and $44, for the Class A, Class B,
Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$1,254 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin)
are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the

                           40 | ACTIVE ALLOCATION FUND

Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2007, the Portfolio had outstanding futures contracts as follows:

                               EXPIRATION    NUMBER OF     VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                DATES    CONTRACTS    JANUARY 31, 2007    APPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini      3/16/07          501        $ 36,147,150    $    316,136
                                                                              ------------
CONTRACTS TO SELL
Russell 2000 (The)                3/16/07          226          18,179,440           6,497
U.S. Treasury Nts., 2 yr.         3/30/07           26           5,293,438          17,020
U.S. Treasury Nts., 5 yr.         3/30/07          489          51,115,781         759,756
                                                                              ------------
                                                                                   783,273
                                                                              ------------
                                                                              $  1,099,409
                                                                              ============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

                           41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of January 31, 2007, the Portfolio had entered into the following total return swap agreements:

                                                                                         UNREALIZED
SWAP                NOTIONAL               PAID BY        RECEIVED BY   TERMINATION    APPRECIATION
COUNTERPARTY    AMOUNT/UNITS         THE PORTFOLIO      THE PORTFOLIO         DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Goldman Sachs
International:                           One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total    If positive the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                       3,130            USD Index.         USD Index.      12/10/07   $       3,842

                                         One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total   If positive, the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                      55,206            USD Index.         USD Index.      12/10/07          67,765

                                         One-Month
                                         BBA LIBOR
                                 USD minus spread,
                                 plus if negative,
                                      the absolute   If positive, the
                                   value of Lehman         Lehman MBS
                                         MBS Fixed   Fixed Rate Index
UBS AG London     18,000,000           Rate Index.      Total Return.        7/1/07        (152,060)
                                                                                      --------------
                                                                                      $     (80,453)
                                                                                      ==============

Abbreviations are as follows:

BBA LIBOR USD   British Bankers' Association London-Interbank Offered Rate for
                United States Dollar

MBS             Mortgage-Backed Security

MSCI            Morgan Stanley Capital International

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the

                           42 | ACTIVE ALLOCATION FUND

evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in
Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the
Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The
Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                           43 | ACTIVE ALLOCATION FUND
A-7

                                         Appendix A

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from
"Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations.
Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations.
The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill
Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-)
sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard &
Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options;
and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.
They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.
They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.
A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.
Entities rated "DDD" have the highest prospect for resumption of performance or continued
operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"
category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+"to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.
However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   B-1
                                         Appendix B

Industry Classifications

Aerospace & Defense                                    Household Products
Air Freight & Couriers                                 Industrial Conglomerates
Airlines                                               Insurance
Auto Components                                        Internet & Catalog Retail
Automobiles                                            Internet Software & Services
Beverages                                              IT Services
Biotechnology                                          Leisure Equipment & Products
Building Products                                      Machinery
Chemicals                                              Marine
Consumer Finance                                       Media
Commercial Banks                                       Metals & Mining
Commercial Services & Supplies                         Multiline Retail
Communications Equipment                               Multi-Utilities
Computers & Peripherals                                Office Electronics
Construction & Engineering                             Oil & Gas
Construction Materials                                 Paper & Forest Products
Containers & Packaging                                 Personal Products
Distributors                                           Pharmaceuticals
Diversified Financial Services                         Real Estate
Diversified Telecommunication Services                 Road & Rail
Electric Utilities                                     Semiconductors and Semiconductor Equipment
Electrical Equipment                                   Software
Electronic Equipment & Instruments                     Specialty Retail
Energy Equipment & Services                            Textiles, Apparel & Luxury Goods
Food & Staples Retailing                               Thrifts & Mortgage Finance
Food Products                                          Tobacco
Gas Utilities                                          Trading Companies & Distributors
Health Care Equipment & Supplies                       Transportation Infrastructure
Health Care Providers & Services                       Water Utilities
Hotels Restaurants & Leisure                           Wireless Telecommunication Services
Household Durables

                                   C-6

                                   C-1
                                         Appendix C

               OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(1)
of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A,
Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal
             Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the
Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the
beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares, prior to March 1, 2007, by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
         had at the time of purchase 100 or more eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
            ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a)
            mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in
            (a) and (b) are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
            Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.   Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
            Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients.
            Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements .
            Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser
            (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the
            Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans
            (including, for example, plans qualified or created under sections 401(a),
            401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
            Class B or Class C shares of a Former Quest for Value Fund were exchanged for
            Class A shares of that Fund due to the termination of the Class B and Class C
            TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|_|   Effective March 1, 2007, purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
            (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing
            $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required
            Minimum Distributions from Retirement Plans.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a
            Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the
   Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than
            12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
1)    Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
2)    To return excess contributions.
3)    To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
5)    Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in
                  Section 71(b) of the Internal Revenue Code.
6)    To meet the minimum distribution requirements of the Internal Revenue Code.
7)    To make "substantially equal periodic payments" as described in Section 72(t) of the
                  Internal Revenue Code.
8)    For loans to participants or beneficiaries.
9)    Separation from service.(7)
10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
11)   Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and
            Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
            Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
            1) Following the death or disability (as defined in the Internal Revenue Code)
               of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
            2) To return excess contributions made to a participant's account.
            3) To return contributions made due to a mistake of fact.
            4) To make hardship withdrawals, as defined in the plan.(9)
            5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in
               Section 71(b) of the Internal Revenue Code.
            6) To meet the minimum distribution requirements of the Internal Revenue Code.
            7) To make "substantially equal periodic payments" as described in Section
               72(t) of the Internal Revenue Code.
            8) For loans to participants or beneficiaries.(10)
            9) On account of the participant's separation from service.(11)
            10)   Participant-directed redemptions to purchase shares of a mutual fund
               (other than a fund managed by the Manager or a subsidiary of the Manager)
               offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
            11)   Distributions made on account of a plan termination or "in-service"
               distributions, if the redemption proceeds are rolled over directly to an
               OppenheimerFunds-sponsored IRA.
            12)   For distributions from a participant's account under an Automatic
               Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
            13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
            14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the
            Manager and its affiliates and retirement plans established by them for their employees.

IV.   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
   Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and
Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest International Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-----------------------------------------------------------------------------------------------------------
Number of Eligible           Initial Sales Charge as   Initial Sales Charge as a %    Concession as % of
Employees or Members         a % of Offering Price     of Net Amount Invested         Offering Price
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
9 or Fewer                   2.50%                     2.56%                          2.00%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
At least 10 but not more     2.00%                     2.04%                          1.60%
than 49
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's
Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The
Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value
Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to
November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital Appreciation
   Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996
(the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior
Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
            Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior
Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
            Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial Services,
            L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
            Former Connecticut Mutual Funds, provided the institution had an agreement with
            CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the
Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life
Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

1.    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal
      Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from
      IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of
      Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance     America Funds,
Inc.
--------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
Securities Fund
--------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the
            Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                            D-2

                                   D-1
                                         Appendix D

                               QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for qualifying hybrid instruments")

(1)   In general

   Nothing in this chapter (other than section 16(e)(2)(B) of this title) governs or is applicable to a hybrid instrument that is predominantly a security.

(2)   Predominance.

   A hybrid instrument shall be considered to be predominantly a security if -

      (A)the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

      (B)the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

      (C)the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

      (D)the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

(3)   Mark-to-market margining requirements.

      For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act
(except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

(1)   The instrument is:

   (i) An equity or debt security within the meaning of Section 2(l) of the Securities Act;
   or

   (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR
   204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

(2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

(3)   Provided that:

   (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity;
   and

   (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

   (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

(4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                            E-2

                                            E-1
                                         Appendix E
                                QUALIFYING SWAP TRANSACTIONS
Section 2(g) of the Commodities Exchange Act (the "Act") ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2) subject to individual negotiation by the parties; and

      (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of
this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c)
and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

      Provided, however, that paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements;
provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202
Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0507

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans.
The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the
Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.